UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments.

SunAmerica Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS—June 30, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 96.2%
Aerospace/Defense — 2.0%

Lockheed Martin Corp.	4,050	$326,632
Raytheon Co.	9,800	435,414

		762,046

Aerospace/Defense-Equipment — 1.3%

United Technologies Corp.	9,100	472,836

Agricultural Chemicals — 2.0%

Monsanto Co.	10,193	757,748

Apparel Manufacturers — 1.0%

Coach, Inc.	14,700	395,136

Applications Software — 2.4%

Microsoft Corp.	37,700	896,129

Auto-Heavy Duty Trucks — 0.6%

Navistar International Corp.†	5,600	244,160

Beverages-Non-alcoholic — 3.3%

PepsiCo, Inc.	22,992	1,263,640

Casino Hotels — 1.0%

Wynn Resorts, Ltd.†	10,400	367,120

Commercial Services-Finance — 2.0%

Visa, Inc., Class A	11,950	744,007

Computer Services — 0.5%

Cognizant Technology Solutions Corp., Class A†	7,600	202,920

Computers — 8.6%

Apple, Inc.†	8,450	1,203,533
Hewlett-Packard Co.	27,900	1,078,335
International Business Machines Corp.	5,300	553,426
Research In Motion, Ltd.†	6,150	436,958

		3,272,252

Cosmetics & Toiletries — 1.0%

The Procter & Gamble Co.	7,600	388,360

Data Processing/Management — 1.0%

Fiserv, Inc.†	8,300	379,310

Diversified Banking Institutions — 2.1%

JPMorgan Chase & Co.	5,500	187,605
The Goldman Sachs Group, Inc.	4,000	589,760

		777,365

Diversified Manufacturing Operations — 1.1%

Danaher Corp.	7,000	432,180

E-Commerce/Products — 0.8%

Amazon.com, Inc.†	3,800	317,908

E-Commerce/Services — 0.6%

eBay, Inc.†	13,000	222,690

Electric Products-Misc. — 1.7%

AMETEK, Inc.	10,304	356,312
Emerson Electric Co.	8,900	288,360

		644,672

Electronic Components-Semiconductors — 3.4%

Broadcom Corp., Class A†	10,800	267,732
Intel Corp.	44,104	729,921
NVIDIA Corp.†	18,000	203,220
Texas Instruments, Inc.	4,500	95,850

		1,296,723

Electronic Forms — 0.7%

Adobe Systems, Inc.†	9,123	258,181

Electronic Measurement Instruments — 0.5%

Agilent Technologies, Inc.†	9,300	188,883

Enterprise Software/Service — 2.1%

Oracle Corp.	37,400	801,108

Finance-Investment Banker/Broker — 1.2%

The Charles Schwab Corp.	26,900	471,826

Food-Dairy Products — 0.8%

Dean Foods Co.†	15,300	293,607

Instruments-Scientific — 2.7%

Thermo Fisher Scientific, Inc.†	24,883	1,014,480

Internet Security — 0.7%

Symantec Corp.†	17,200	267,632

Investment Management/Advisor Services — 1.6%

Invesco, Ltd.	34,200	609,444

Medical Instruments — 1.5%

Medtronic, Inc.	16,600	579,174

Medical Labs & Testing Services — 1.0%

Laboratory Corp. of America Holdings†	5,800	393,182

Medical Products — 3.8%

Baxter International, Inc.	7,000	370,720
Johnson & Johnson	12,000	681,600
Zimmer Holdings, Inc.†	8,850	377,010

		1,429,330

Medical-Biomedical/Gene — 5.2%

Amgen, Inc.†	3,300	174,702
Celgene Corp.†	8,300	397,072
Genzyme Corp.†	8,900	495,463
Gilead Sciences, Inc.†	18,900	885,276

		1,952,513

Medical-Drugs — 1.1%

Abbott Laboratories	9,000	423,360

Medical-Generic Drugs — 2.1%

Mylan, Inc.†	35,300	460,665
Teva Pharmaceutical Industries, Ltd. ADR	6,814	336,203

		796,868

Medical-HMO — 0.8%

UnitedHealth Group, Inc.	11,700	292,266

Medical-Wholesale Drug Distribution — 0.4%

Cardinal Health, Inc.	5,500	168,025

Metal-Copper — 0.5%

Freeport-McMoRan Copper & Gold, Inc.	3,700	185,407

Multimedia — 0.8%

Time Warner, Inc.	11,766	296,386

Networking Products — 2.2%

Cisco Systems, Inc.†	45,200	842,528

Oil & Gas Drilling — 1.1%

Transocean, Ltd.†	5,492	408,001

Oil Companies-Exploration & Production — 3.8%

Apache Corp.	2,700	194,805
Devon Energy Corp.	2,500	136,250
Occidental Petroleum Corp.	6,000	394,860
Ultra Petroleum Corp.†	4,300	167,700
XTO Energy, Inc.	14,400	549,216

		1,442,831

Oil Companies-Integrated — 1.4%

Exxon Mobil Corp.	7,600	531,316

Oil-Field Services — 1.7%

Schlumberger, Ltd.	11,800	638,498

Pharmacy Services — 0.5%

Express Scripts, Inc.†	2,800	192,500

Retail-Apparel/Shoe — 0.8%

American Eagle Outfitters, Inc.	22,500	318,825

Retail-Consumer Electronics — 0.7%

Best Buy Co., Inc.	7,800	261,222

Retail-Discount — 1.6%

Target Corp.	5,600	221,032
Wal-Mart Stores, Inc.	7,600	368,144

		589,176

Retail-Drug Store — 3.2%

CVS Caremark Corp.	37,902	1,207,937

Retail-Office Supplies — 1.0%

Staples, Inc.	18,200	367,094

Retail-Regional Department Stores — 1.0%

Kohl’s Corp.†	8,500	363,375

Retail-Restaurants — 1.7%

Burger King Holdings, Inc.	16,600	286,682
McDonald’s Corp.	6,400	367,936

		654,618

Semiconductor Equipment — 0.7%

ASML Holding NV	12,500	270,625

Telecom Equipment-Fiber Optics — 0.7%

Corning, Inc.	17,300	277,838

Transport-Rail — 1.2%

Union Pacific Corp.	8,700	452,922

Web Portals/ISP — 4.1%

Google, Inc., Class A†	3,650	1,538,803

Wireless Equipment — 4.0%

American Tower Corp., Class A†	12,000	378,360
QUALCOMM, Inc.	24,850	1,123,220

		1,501,580

X-Ray Equipment — 0.9%

Hologic, Inc.†	25,100	357,173

Total Common Stock (cost $39,905,947)		36,475,736

EXCHANGE-TRADED FUNDS — 3.0%
Sector Fund - Financial Services — 3.0%

Financial Select Sector SPDR Fund (cost $911,735)	96,315	1,152,891

Total Long-Term Investment Securities (cost $40,817,682)		37,628,627

REPURCHASE AGREEMENT — 1.0%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $369,000)	$369,000	369,000

TOTAL INVESTMENTS (cost $41,186,682) (2)	100.2%	37,997,627
Liabilities in excess of other assets	(0.2)	(87,574)

NET ASSETS	100.0%	$37,910,053

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investment on a tax basis.

ADR – American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$3,272,252	$—	$—	$3,272,252
Medical-Biomedical/Gene	1,952,513	—	—	1,952,513
Other Industries*	31,250,971	—	—	31,250,971
Exchange-Traded Fund	1,152,891	—	—	1,152,891
Repurchase Agreement	—	369,000	—	369,000

Total	$37,628,627	$369,000	$—	$37,997,627

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

SunAmerica Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS—June 30, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 79.1%
Advertising Agencies — 0.5%

Interpublic Group of Cos., Inc.†	29,600	$149,480

Aerospace/Defense-Equipment — 0.9%

Argon ST, Inc.†	5,700	117,249
Orbital Sciences Corp.†	7,900	119,843

		237,092

Apparel Manufacturers — 1.1%

Columbia Sportswear Co.	10,000	309,200

Beverages-Wine/Spirits — 1.6%

Constellation Brands, Inc., Class A†	34,000	431,120

Building & Construction-Misc. — 0.5%

Insituform Technologies, Inc., Class A†	8,300	140,851

Commercial Services-Finance — 3.3%

Equifax, Inc.	14,800	386,280
Global Payments, Inc.	10,584	396,477
Jackson Hewitt Tax Service, Inc.	21,200	132,712

		915,469

Computer Services — 1.8%

CACI International, Inc., Class A†	11,200	478,352

Consulting Services — 2.2%

Watson Wyatt Worldwide, Inc., Class A	16,000	600,480

Cosmetics & Toiletries — 0.7%

Chattem, Inc.†	2,700	183,870

Data Processing/Management — 0.4%

Fiserv, Inc.†	2,400	109,680

Diagnostic Equipment — 1.3%

Immucor, Inc.†	25,500	350,880

Dialysis Centers — 1.6%

DaVita, Inc.†	8,700	430,302

Disposable Medical Products — 1.8%

C.R. Bard, Inc.	6,600	491,370

Distribution/Wholesale — 0.8%

Owens & Minor, Inc.	4,700	205,954

Diversified Manufacturing Operations — 2.6%

EnPro Industries, Inc.†	19,767	356,004
Matthews International Corp., Class A	11,200	348,544

		704,548

E-Commerce/Services — 0.5%

IAC/InterActive Corp.†	8,600	138,030

Electronic Components-Semiconductors — 1.0%

Altera Corp.	16,600	270,248

Enterprise Software/Service — 3.9%

ManTech International Corp., Class A†	16,500	710,160
Novell, Inc.†	75,800	343,374

		1,053,534

Finance-Investment Banker/Broker — 0.7%

Duff & Phelps Corp., Class A	8,900	158,242
Investment Technology Group, Inc.†	2,000	40,780

		199,022

Finance-Other Services — 1.0%

The NASDAQ OMX Group, Inc.†	12,500	266,375

Food-Confectionery — 0.5%

The J.M. Smucker Co.	3,000	145,980

Food-Wholesale/Distribution — 1.5%

Spartan Stores, Inc.	33,400	414,494

Hazardous Waste Disposal — 1.8%

Stericycle, Inc.†	9,550	492,112

Insurance-Multi-line — 0.4%

HCC Insurance Holdings, Inc.	4,700	112,847

Internet Infrastructure Software — 2.9%

TeleCommunication Systems, Inc., Class A†	113,100	804,141

Internet Security — 1.4%

VeriSign, Inc.†	20,600	380,688

Medical Information Systems — 1.5%

IMS Health, Inc.	31,600	401,320

Medical-Biomedical/Gene — 1.1%

Emergent Biosolutions, Inc.†	20,700	296,631

Medical-Drugs — 1.9%

Endo Pharmaceuticals Holdings, Inc.†	28,600	512,512

Medical-Generic Drugs — 1.1%

Perrigo Co.	10,800	300,024

Medical-HMO — 1.8%

Magellan Health Services, Inc.†	15,000	492,300

Medical-Nursing Homes — 1.6%

Sun Healthcare Group, Inc.†	50,300	424,532

Medical-Outpatient/Home Medical — 1.3%

Amsurg Corp.†	9,300	199,392
Lincare Holdings, Inc.†	6,900	162,288

		361,680

Metal Processors & Fabrication — 0.9%

CIRCOR International, Inc.	10,000	236,100

Oil Companies-Exploration & Production — 4.0%

Comstock Resources, Inc.†	5,400	178,470
McMoRan Exploration Co.†	80,400	479,184
Vaalco Energy, Inc.†	105,700	447,111

		1,104,765

Oil Field Machinery & Equipment — 1.6%

T-3 Energy Services, Inc.†	36,940	439,955

Oil-Field Services — 1.6%

Exterran Holdings, Inc.†	27,200	436,288

Physical Therapy/Rehabilitation Centers — 1.0%

Psychiatric Solutions, Inc.†	12,100	275,154

Private Corrections — 0.4%

The Geo Group, Inc.†	6,000	111,480

Retail-Apparel/Shoe — 3.8%

Hot Topic, Inc.†	93,100	680,561
The Children’s Place Retail Stores, Inc.†	3,100	81,933
Wet Seal, Inc., Class A†	86,000	264,020

		1,026,514

Retail-Computer Equipment — 1.9%

GameStop Corp., Class A†	23,800	523,838

Retail-Pawn Shops — 0.4%

EZCORP, Inc., Class A†	10,200	109,956

Retail-Restaurants — 2.4%

Burger King Holdings, Inc.	38,300	661,441

Satellite Telecom — 1.3%

GeoEye, Inc.†	15,600	367,536

Schools — 1.4%

DeVry, Inc.	7,800	390,312

Semiconductor Components-Integrated Circuits — 0.7%

Integrated Device Technology, Inc.†	33,400	201,736

Telecom Equipment-Fiber Optics — 1.5%

Harmonic, Inc.†	70,500	415,245

Telecommunication Equipment — 3.1%

Comtech Telecommunications Corp.†	8,996	286,792
Harris Corp.	19,800	561,528

		848,320

Theaters — 1.1%

Regal Entertainment Group, Class A	22,400	297,696

Therapeutics — 0.4%

Warner Chilcott, Ltd., Class A†	8,300	109,145

Transactional Software — 1.5%

ACI Worldwide, Inc.†	30,000	418,800

Transport-Services — 2.4%

UTI Worldwide, Inc.†	57,800	658,920

Ultra Sound Imaging Systems — 0.7%

SonoSite, Inc.†	10,200	204,612

Total Long-Term Investment Securities
(cost $20,357,924)		21,642,931

REPURCHASE AGREEMENT — 20.5%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $5,603,000)	$5,603,000	5,603,000

TOTAL INVESTMENTS
(cost $25,960,924) (2)	99.6%	27,245,931
Other assets less liabilities	0.4	120,405

NET ASSETS	100.0%	$27,366,336

†	Non-income producing security
(1)	See Note 2 for Joint Repurchase Agreement.
(2)	See Note 3 for cost of investment on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$21,642,931	$—	$—	$21,642,931
Repurchase Agreement	—	5,603,000	—	5,603,000

Total	$21,642,931	$5,603,000	$—	$27,245,931

See Notes to Portfolio of Investments

SunAmerica New Century Fund

PORTFOLIO OF INVESTMENTS—June 30, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 95.7%
Aerospace/Defense-Equipment — 1.0%

Argon ST, Inc.†	16,442	$338,212

Agricultural Chemicals — 0.9%

Potash Corp. of Saskatchewan, Inc.	3,100	288,455

Applications Software — 1.3%

Citrix Systems, Inc.†	14,200	452,838

Athletic Footwear — 1.4%

NIKE, Inc., Class B	9,100	471,198

Beverages-Non-alcoholic — 0.9%

Hansen Natural Corp.†	10,300	317,446

Cellular Telecom — 2.2%

Syniverse Holdings, Inc.†	45,200	724,556

Chemicals-Diversified — 1.3%

E.I. du Pont de Nemours & Co.	17,400	445,788

Consulting Services — 1.8%

Watson Wyatt Worldwide, Inc., Class A	15,700	589,221

Consumer Products-Misc. — 1.0%

Clorox Co.	6,200	346,146

Diversified Banking Institutions — 1.1%

Citigroup, Inc.	130,000	386,100

Diversified Manufacturing Operations — 3.1%

ITT Corp.	11,100	493,950
Parker Hannifin Corp.	5,500	236,280
Pentair, Inc.	12,300	315,126

		1,045,356

E-Commerce/Services — 1.3%

IAC/InterActive Corp.†	26,600	426,930

Electric Products-Misc. — 1.5%

AMETEK, Inc.	14,700	508,326

Electric-Integrated — 1.5%

PG&E Corp.	13,300	511,252

Electronic Components-Semiconductors — 1.5%

MEMC Electronic Materials, Inc.†	29,000	516,490

Electronics-Military — 0.7%

L-3 Communications Holdings, Inc.	3,600	249,768

Enterprise Software/Service — 4.8%

Lawson Software, Inc.†	76,200	425,196
ManTech International Corp., Class A†	13,900	598,256
Novell, Inc.†	129,000	584,370

		1,607,822

Entertainment Software — 1.2%

Activision Blizzard, Inc.†	31,600	399,108

Finance-Investment Banker/Broker — 2.4%

TD Ameritrade Holding Corp.†	30,200	529,708
The Charles Schwab Corp.	16,100	282,394

		812,102

Food-Misc. — 1.8%

American Italian Pasta Co., Class A†	20,236	589,677

Gold Mining — 3.5%

Barrick Gold Corp.	19,100	640,805
Yamana Gold, Inc.	59,800	528,632

		1,169,437

Hazardous Waste Disposal — 1.4%

Stericycle, Inc.†	8,800	453,464

Home Decoration Products — 0.9%

Newell Rubbermaid, Inc.	30,600	318,546

Insurance-Property/Casualty — 1.2%

Chubb Corp.	10,000	398,800

Internet Security — 1.5%

Symantec Corp.†	32,400	504,144

Intimate Apparel — 2.2%

The Warnaco Group, Inc.†	23,000	745,200

Machinery-Construction & Mining — 1.1%

Bucyrus International, Inc.	5,300	151,368
Joy Global, Inc.	6,500	232,180

		383,548

Machinery-Farming — 0.8%

Deere & Co.	7,000	279,650

Machinery-General Industrial — 1.0%

Roper Industries, Inc.	7,400	335,294

Medical Instruments — 2.0%

St. Jude Medical, Inc.†	6,400	263,040
Volcano Corp.†	28,500	398,430

		661,470

Medical Labs & Testing Services — 1.6%

Quest Diagnostics, Inc.	9,800	553,014

Medical-Biomedical/Gene — 3.5%

Genzyme Corp.†	7,500	417,525
Myriad Genetics, Inc.†	21,000	748,650

		1,166,175

Medical-Drugs — 1.1%

Cephalon, Inc.†	6,000	339,900
Myriad Pharmaceuticals, Inc.	5,250	24,413

		364,313

Medical-Generic Drugs — 2.3%

Mylan, Inc.†	22,100	288,405
Perrigo Co.	17,800	494,484

		782,889

Metal Processors & Fabrication — 1.2%

Precision Castparts Corp.	5,400	394,362

Oil & Gas Drilling — 1.5%

Transocean, Ltd.†	6,700	497,743

Oil Companies-Exploration & Production — 4.7%

Anadarko Petroleum Corp.	8,900	403,971
Comstock Resources, Inc.†	8,800	290,840
Range Resources Corp.	11,200	463,792
Southwestern Energy Co.†	10,800	419,580

		1,578,183

Oil Companies-Integrated — 1.3%

Hess Corp.	7,900	424,625

Pharmacy Services — 1.1%

Express Scripts, Inc.†	5,500	378,125

Retail-Apparel/Shoe — 1.0%

The Gap, Inc.	21,100	346,040

Retail-Auto Parts — 1.9%

Advance Auto Parts, Inc.	15,600	647,244

Retail-Consumer Electronics — 0.9%

Best Buy Co., Inc.	9,400	314,806

Retail-Discount — 1.4%

Dollar Tree, Inc.†	11,200	471,520

Retail-Major Department Stores — 1.7%

Saks, Inc.†	125,331	555,216

Retail-Restaurants — 2.3%

Burger King Holdings, Inc.	28,700	495,649
Wendy’s/Arby’s Group, Inc., Class A	66,500	266,000

		761,649

Schools — 3.9%

Apollo Group, Inc., Class A†	6,500	462,280
Capella Education Co.†	8,200	491,590
DeVry, Inc.	7,100	355,284

		1,309,154

Semiconductor Components-Integrated Circuits — 2.8%

Marvell Technology Group, Ltd.†	47,000	547,080
Maxim Integrated Products, Inc.	26,200	411,078

		958,158

Semiconductor Equipment — 1.2%

ASML Holding NV	18,400	398,360

Silver Mining — 1.0%

Silver Standard Resources, Inc.†	17,900	335,625

Soap & Cleaning Preparation — 2.0%

Church & Dwight Co., Inc.	12,500	678,875

Steel-Producers — 1.4%

Steel Dynamics, Inc.	32,200	474,306

Telecom Services — 1.2%

Amdocs, Ltd.†	18,900	405,405

Transport-Rail — 1.2%

Union Pacific Corp.	7,700	400,862

Transport-Services — 1.0%

C.H. Robinson Worldwide, Inc.	6,400	333,760

Transport-Truck — 1.0%

Landstar System, Inc.	9,232	331,521

Wireless Equipment — 1.5%

American Tower Corp., Class A†	15,800	498,174

X-Ray Equipment — 1.7%

Hologic, Inc.†	39,900	567,777

Total Common Stock (cost $29,501,311)		32,204,225

EXCHANGE- TRADED FUNDS — 1.1%
Sector Fund-Financial Services — 1.1%

Financial Select Sector SPDR Fund (cost $383,898)	31,000	371,070

Total Long-Term Investment Securities (cost $29,885,209)		32,575,295

REPURCHASE AGREEMENT — 3.5%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $1,199,000)	$1,199,000	1,199,000

TOTAL INVESTMENTS (cost $31,084,209) (2)	100.3%	33,774,295
Liabilities in excess of other assets	(0.3)	(116,402)

NET ASSETS	100.0%	$33,657,893

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$32,204,225	$—	$—	$32,204,225
Exchange-Traded Fund	371,070	—	—	371,070
Repurchase Agreement	—	1,199,000	—	1,199,000

Total	$32,575,295	$1,199,000	$—	$33,774,295

See Notes to Portfolio of Investments

SunAmerica Growth and Income Fund

PORTFOLIO OF INVESTMENTS—June 30, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 96.2%
Aerospace/Defense-Equipment — 2.8%

Goodrich Corp.	13,587	$678,942
United Technologies Corp.	13,200	685,872

		1,364,814

Applications Software — 3.0%

Microsoft Corp.	60,900	1,447,593

Banks-Super Regional — 2.1%

Wells Fargo & Co.	41,000	994,660

Beverages-Non-alcoholic — 3.5%

PepsiCo, Inc.	17,700	972,792
The Coca-Cola Co.	15,100	724,649

		1,697,441

Cable/Satellite TV — 1.5%

Comcast Corp., Class A	50,000	724,500

Computers — 3.1%

Hewlett-Packard Co.	20,200	780,730
International Business Machines Corp.	7,000	730,940

		1,511,670

Cosmetics & Toiletries — 2.0%

The Procter & Gamble Co.	18,400	940,240

Diversified Banking Institutions — 9.1%

Bank of America Corp.	132,200	1,745,040
JPMorgan Chase & Co.	40,500	1,381,455
Morgan Stanley	44,000	1,254,440

		4,380,935

Diversified Manufacturing Operations — 1.8%

General Electric Co.	73,500	861,420

E-Commerce/Services — 1.5%

eBay, Inc.†	43,000	736,590

Electric-Integrated — 4.8%

FPL Group, Inc.	15,000	852,900
PG&E Corp.	19,100	734,204
Xcel Energy, Inc.	40,500	745,605

		2,332,709

Electronic Components-Semiconductors — 1.8%

Intel Corp.	51,000	844,050

Enterprise Software/Service — 1.2%

Oracle Corp.	25,900	554,778

Food-Misc. — 3.9%

H.J. Heinz Co.	26,000	928,200
Kraft Foods, Inc., Class A	38,000	962,920

		1,891,120

Insurance-Multi-line — 2.0%

The Allstate Corp.	40,000	976,000

Medical Instruments — 1.6%

Medtronic, Inc.	22,000	767,580

Medical Products — 3.2%

Johnson & Johnson	27,100	1,539,280

Medical-Biomedical/Gene — 1.1%

Amgen, Inc.†	10,000	529,400

Medical-Drugs — 4.8%

Abbott Laboratories	20,500	964,320
Merck & Co., Inc.	23,200	648,672
Pfizer, Inc.	47,050	705,750

		2,318,742

Medical-HMO — 1.9%

UnitedHealth Group, Inc.	37,000	924,260

Multimedia—2.9%

The Walt Disney Co.	30,000	699,900
Time Warner, Inc.	27,000	680,130

		1,380,030

Networking Products — 2.0%

Cisco Systems, Inc.†	50,500	941,320

Non-Hazardous Waste Disposal — 2.0%

Waste Management, Inc.	34,000	957,440

Oil Companies-Exploration & Production — 1.9%

Devon Energy Corp.	17,000	926,500

Oil Companies-Integrated — 13.4%

Chevron Corp.	21,800	1,444,250
ConocoPhillips	44,000	1,850,640
Exxon Mobil Corp.	22,000	1,538,020
Marathon Oil Corp.	53,800	1,620,994

		6,453,904

Retail-Building Products — 1.5%

Lowe’s Cos., Inc.	38,000	737,580

Retail-Consumer Electronics — 2.0%

Best Buy Co., Inc.	28,000	937,720

Retail-Discount — 2.0%

Wal-Mart Stores, Inc.	20,000	968,800

Telephone-Integrated — 4.8%

AT&T, Inc.	58,000	1,440,720
Verizon Communications, Inc.	28,400	872,732

		2,313,452

Tobacco — 2.1%

Philip Morris International, Inc.	23,000	1,003,260

Transport-Rail — 1.6%

Union Pacific Corp.	15,000	780,900

Web Portals/ISP — 1.4%

Google, Inc., Class A†	1,600	674,544

Wireless Equipment — 1.9%

QUALCOMM, Inc.	20,500	926,600

Total Long-Term Investment Securities (cost $48,622,531)		46,339,832

REPURCHASE AGREEMENT — 3.1%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $1,463,000)	$1,463,000	1,463,000

TOTAL INVESTMENTS (cost $50,085,531)(2)	99.3%	47,802,832
Other assets less liabilities	0.7	352,392

NET ASSETS	100.0%	$48,155,224

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Diversified Banking Institutions	$4,380,935	$—	$—	$4,380,935
Oil Companies-Intergrated	6,453,904	—	—	6,453,904
Other Industries*	35,504,993	—	—	35,504,993
Repurchase Agreement	—	1,463,000	—	1,463,000

Total	$46,339,832	$1,463,000	$—	$47,802,832

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

SunAmerica Balanced Assets Fund

PORTFOLIO OF INVESTMENTS—June 30, 2009— (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 56.0%
Aerospace/Defense — 0.6%

Lockheed Martin Corp.	2,700	$217,755
Raytheon Co.	6,500	288,795

		506,550

Aerospace/Defense-Equipment — 0.8%

United Technologies Corp.	13,000	675,480

Agricultural Chemicals — 0.6%

Monsanto Co.	6,687	497,112

Apparel Manufacturers — 0.3%

Coach, Inc.	9,800	263,424

Applications Software — 1.1%

Microsoft Corp.	39,478	938,392

Auto-Heavy Duty Trucks — 0.2%

Navistar International Corp.†	3,700	161,320

Banks-Super Regional — 0.9%

Wells Fargo & Co.	29,400	713,244

Beverages-Non-alcoholic — 1.5%

PepsiCo, Inc.	23,234	1,276,941

Cable/Satellite TV — 0.4%

Comcast Corp., Class A	24,000	347,760

Casino Hotels — 0.3%

Wynn Resorts, Ltd.†	6,900	243,570

Commercial Services-Finance — 0.6%

Visa, Inc., Class A	7,850	488,741

Computer Services — 0.2%

Cognizant Technology Solutions Corp., Class A†	5,000	133,500

Computers — 3.1%

Apple, Inc.†	5,600	797,608
Hewlett-Packard Co.	28,500	1,101,525
International Business Machines Corp.	3,500	365,470
Research In Motion, Ltd.†	4,000	284,200

		2,548,803

Cosmetics & Toiletries — 0.9%

The Procter & Gamble Co.	13,900	710,290

Data Processing/Management — 0.3%

Fiserv, Inc.†	5,500	251,350

Diversified Banking Institutions — 3.5%

Bank of America Corp.	72,988	963,442
Citigroup, Inc.	88	261
JPMorgan Chase & Co.	27,300	931,203
Morgan Stanley	21,000	598,710
The Goldman Sachs Group, Inc.	2,600	383,344

		2,876,960

Diversified Manufacturing Operations — 1.2%

Danaher Corp.	4,600	284,004
General Electric Co.	58,568	686,417

		970,421

E-Commerce/Products — 0.2%

Amazon.com, Inc.†	2,500	209,150

E-Commerce/Services — 0.2%

eBay, Inc.†	8,600	147,318

Electric Products-Misc. — 0.5%

AMETEK, Inc.	6,834	236,320
Emerson Electric Co.	5,900	191,160

		427,480

Electric-Integrated — 1.8%

FPL Group, Inc.	10,000	568,600
PG&E Corp.	11,700	449,748
Xcel Energy, Inc.	24,100	443,681

		1,462,029

Electronic Components-Semiconductors — 1.0%

Broadcom Corp., Class A†	7,100	176,009
Intel Corp.	29,200	483,260
NVIDIA Corp.†	11,900	134,351
Texas Instruments, Inc.	2,900	61,770

		855,390

Electronic Forms — 0.2%

Adobe Systems, Inc.†	6,034	170,762

Electronic Measurement Instruments — 0.1%

Agilent Technologies, Inc.†	6,100	123,891

Enterprise Software/Service — 0.6%

Oracle Corp.	24,700	529,074

Finance-Investment Banker/Broker — 0.4%

The Charles Schwab Corp.	17,800	312,212

Food-Dairy Products — 0.2%

Dean Foods Co.†	10,100	193,819

Food-Misc. — 1.1%

H.J. Heinz Co.	12,000	428,400
Kraft Foods, Inc., Class A	18,000	456,120

		884,520

Independent Power Producers — 0.0%

Mirant Corp.†	186	2,928

Instruments-Scientific — 0.8%

Thermo Fisher Scientific, Inc.†	16,437	670,136

Insurance-Multi-line — 1.2%

MetLife, Inc.	15,000	450,150
The Allstate Corp.	24,000	585,600

		1,035,750

Insurance-Property/Casualty — 1.1%

Chubb Corp.	11,300	450,644
The Travelers Cos., Inc.	11,000	451,440

		902,084

Internet Security — 0.2%

Symantec Corp.†	11,400	177,384

Investment Management/Advisor Services — 0.5%

Invesco, Ltd.	22,700	404,514

Medical Instruments — 0.5%

Medtronic, Inc.	11,000	383,790

Medical Labs & Testing Services — 0.3%

Laboratory Corp. of America Holdings†	3,900	264,381

Medical Products — 2.0%

Baxter International, Inc.	4,600	243,616
Johnson & Johnson	21,100	1,198,480
Zimmer Holdings, Inc.†	5,850	249,210

		1,691,306

Medical-Biomedical/Gene — 1.6%

Amgen, Inc.†	2,200	116,468
Celgene Corp.†	5,500	263,120
Genzyme Corp.†	5,900	328,453
Gilead Sciences, Inc.†	12,500	585,500

		1,293,541

Medical-Drugs — 2.2%

Abbott Laboratories	13,900	653,856
Merck & Co., Inc.	10,800	301,968
Pfizer, Inc.	36,714	550,710
Wyeth	7,200	326,808

		1,833,342

Medical-Generic Drugs — 0.6%

Mylan, Inc.†	23,300	304,065
Teva Pharmaceutical Industries, Ltd. ADR	4,547	224,349

		528,414

Medical-HMO — 0.8%

UnitedHealth Group, Inc.	25,800	644,484

Medical-Wholesale Drug Distribution — 0.1%

Cardinal Health, Inc.	3,600	109,980

Metal-Copper — 0.1%

Freeport-McMoRan Copper & Gold, Inc.	2,400	120,264

Multimedia — 1.1%

The Walt Disney Co.	15,000	349,950
Time Warner, Inc.	21,800	549,142

		899,092

Networking Products — 1.1%

Cisco Systems, Inc.†	49,900	930,136

Non-Hazardous Waste Disposal — 0.4%

Waste Management, Inc.	13,000	366,080

Oil & Gas Drilling — 0.3%

Transocean, Ltd.†	3,583	266,181

Oil Companies-Exploration & Production — 1.9%

Apache Corp.	1,750	126,262
Devon Energy Corp.	13,650	743,925
Occidental Petroleum Corp.	4,000	263,240
Ultra Petroleum Corp.†	2,900	113,100
XTO Energy, Inc.	9,600	366,144

		1,612,671

Oil Companies-Integrated — 4.5%

Chevron Corp.	14,328	949,230
ConocoPhillips	21,000	883,260
Exxon Mobil Corp.	18,000	1,258,380
Marathon Oil Corp.	21,400	644,782

		3,735,652

Oil-Field Services — 0.5%

Schlumberger, Ltd.	7,800	422,058

Pharmacy Services — 0.2%

Express Scripts, Inc.†	1,900	130,625

Retail-Apparel/Shoe — 0.3%

American Eagle Outfitters, Inc.	14,900	211,133

Retail-Building Products — 0.4%

Lowe’s Cos., Inc.	18,000	349,380

Retail-Consumer Electronics — 0.7%

Best Buy Co., Inc.	18,200	609,518

Retail-Discount — 1.1%

Target Corp.	3,700	146,039
Wal-Mart Stores, Inc.	15,100	731,444

		877,483

Retail-Drug Store — 1.0%

CVS Caremark Corp.	25,061	798,694

Retail-Office Supplies — 0.3%

Staples, Inc.	12,000	242,040

Retail-Regional Department Stores — 0.3%

Kohl’s Corp.†	5,600	239,400

Retail-Restaurants — 0.5%

Burger King Holdings, Inc.	11,000	189,970
McDonald’s Corp.	4,300	247,207

		437,177

Semiconductor Equipment — 0.2%

ASML Holding NV	8,300	179,695

Telecom Equipment-Fiber Optics — 0.2%

Corning, Inc.	11,400	183,084

Telephone-Integrated — 2.1%

AT&T, Inc.	37,135	922,433
Verizon Communications, Inc.	26,100	802,053

		1,724,486

Tobacco — 0.6%

Philip Morris International, Inc.	11,000	479,820

Transport-Rail — 0.8%

Union Pacific Corp.	12,800	666,368

Web Portals/ISP — 1.2%

Google, Inc., Class A†	2,400	1,011,816

Wireless Equipment — 1.2%

American Tower Corp., Class A†	7,900	249,087
QUALCOMM, Inc.	16,450	743,540

		992,627

X-Ray Equipment — 0.3%

Hologic, Inc.†	16,600	236,218

Total Common Stock (cost $50,197,225)		46,583,235

EXCHANGE TRADED FUNDS — 0.9%
Sector Fund - Financial Services — 0.9%
Financial Select Sector SPDR Fund (cost $602,216)	63,729	762,836

PREFERRED STOCK — 0.6%
Banks-Money Center — 0.1%

Santander Finance Preferred SA 4.00%(1)	8,400	94,500

Banks-Super Regional — 0.1%

Wachovia Capital Trust IX 6.38%	3,100	58,652

Diversified Financial Services — 0.2%

General Electric Capital Corp. 8.00% (2)	7,510	165,220

Finance-Mortgage Loan/Banker — 0.0%

Federal Home Loan Mtg. Corp 8.38% (1)	1,300	1,586

Special Purpose Entity — 0.2%

Structured Repackaged Asset-Backed Trust Securities 3.00% (1)	9,200	133,032

Total Preferred Stock (cost $713,438)		452,990

ASSET BACKED SECURITIES — 2.6%
Diversified Financial Services — 2.6%

Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45(3)	$80,000	44,871
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(3)	165,000	153,559
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 4.06% due 07/25/37(4)(5)	200,707	172,117
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.10% due 12/01/49(3)(5)	12,000	6,433
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(3)(5)	15,000	13,556
Commercial Mtg. Pass-Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)	590,980	589,798
GE Capital Commercial Mtg. Corp. Series 2004-C2, Class A4 4.89% due 03/10/40(3)	55,000	49,454
GMAC Commercial Mtg. Securities, Inc. Series 2003-C2, Class A2 5.49% due 05/10/40(3)(5)	3,000	2,959
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	334,000	158,612
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.80% due 02/12/51(3)(5)	271,000	95,686
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(3)	14,000	13,846
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(11)	350,000	308,000
Swift Master Auto Receivables Trust Series 2007-2, Class A 0.97% due 10/15/12(1)	439,937	404,232
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(4)(5)	169,021	117,263

Total Asset Backed Securities (cost $2,680,996)		2,130,386

CORPORATE BONDS & NOTES — 13.3%
Aerospace/Defense — 0.0%

Boeing Co. Senior Notes 6.88% due 03/15/39	19,000	21,261

Agricultural Chemicals — 0.0%

Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	35,000	31,981

Airlines — 0.2%

American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	70,000	56,350
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	4,000	3,750
Continental Airlines, Inc. Pass Thru Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	5,000	4,650
Delta Air Lines, Inc. Pass Thru Certs. Series 2001-1, Class A2 7.11% due 03/18/13	20,000	18,600
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	39,943	28,160
United AirLines, Inc. Pass Through Trust Series 2001-1 Class B 6.93% due 09/01/11	19,000	24,320

		135,830

Banks-Commercial — 0.5%

CoBank ACB Sub. Notes 7.88% due 04/16/18*	16,000	15,325
Independence Community Bank Corp. Sub. Notes 2.67% due 06/20/13(6)	64,000	57,461
KeyBank NA Sub. Notes 5.45% due 03/03/16	54,000	46,328
KeyBank NA Sub. Notes 7.41% due 10/15/27	16,000	14,343
PNC Bank NA Sub. Notes 6.88% due 04/01/18	30,000	29,657
Sovereign Bank Sub. Notes 8.75% due 05/30/18	21,000	20,654
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	120,000	111,012
Wachovia Bank NA Sub. Notes 5.00% due 08/15/15	89,000	83,854
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	51,000	47,888

		426,522

Banks-Fiduciary — 0.1%

State Street Capital Trust IV Company Guar. Notes 1.63% due 06/15/37(1)	80,000	46,101

Banks-Money Center — 0.1%

Chase Capital III Company Guar. Notes 1.22% due 03/01/27(1)	114,000	64,928

Banks-Super Regional — 0.4%

BAC Capital Trust XIII Bank Guar. Notes 1.03% due 03/15/43(1)	164,000	72,943
PNC Funding Corp. Company Guar. Notes 5.40% due 06/10/14	27,000	27,278
PNC Preferred Funding Trust I Jr. Sub. Notes 6.11% due 03/15/12*(6)	45,000	23,379
USB Capital IX Company Guar. Notes 6.19% due 04/15/11(6)	100,000	67,500
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	144,000	141,179

		332,279

Beverages-Non-alcoholic — 0.2%

Bottling Group LLC Company Guar. Notes 6.95% due 03/15/14	67,000	76,419
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	70,000	70,791

		147,210

Brewery — 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	43,000	47,027
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/39*	40,000	43,603
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	40,000	44,547

		135,177

Broadcast Services/Program — 0.0%

Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(7)	20,812	7,700
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	7,000	2,573

		10,273

Cable/Satellite TV — 0.5%

CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(8)(9)	7,000	7,385
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13†*(8)(9)	77,000	76,230
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(8)(9)	8,000	7,600
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14†*(8)(9)	79,000	75,642
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	114,000	118,141
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	23,000	22,141
COX Communications, Inc. Senior Notes 9.38% due 01/15/19*	80,000	96,330
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	40,000	38,932

		442,401

Casino Hotels — 0.1%

MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	15,000	15,863
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	29,000	24,722

		40,585

Casino Services — 0.1%

Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	30,000	23,250
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	45,000	23,400

		46,650

Cellular Telecom — 0.3%

Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	5,000	4,925
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	50,000	39,375
Nextel Communications, Inc. Senior Notes 6.88% due 10/31/13	3,000	2,483
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	42,000	33,495
Verizon Wireless Capital LLC Notes 3.75% due 05/20/11*	70,000	71,433
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	46,000	48,835
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*	35,000	41,828

		242,374

Chemicals-Diversified — 0.2%

Dow Chemical Co. Senior Notes 7.38% due 11/01/29	42,000	38,171
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	69,000	69,123
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	35,000	36,293

		143,587

Chemicals-Specialty — 0.0%

Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	20,000	15,850
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	13,000	5,785
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14*	16,000	12,720

		34,355

Computer Services — 0.0%

Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	30,000	24,937

Consumer Products-Misc. — 0.1%

American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	45,000	42,075
Fortune Brands, Inc. Senior Notes 6.38% due 06/15/14	42,000	41,761

		83,836

Cosmetics & Toiletries — 0.1%

Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	43,000	45,222
Procter & Gamble Co. Notes 4.70% due 02/15/19	60,000	60,849

		106,071

Decision Support Software — 0.0%

Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	25,000	20,750

Direct Marketing — 0.0%

Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12(16)(17)	45,000	30,600

Distribution/Wholesale — 0.0%

KAR Holdings, Inc. Company Guar. Notes 5.03% due 05/01/14(1)	16,000	12,040
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	9,000	7,717

		19,757

Diversified Banking Institutions — 1.3%

Bank of America Corp. Sub. Notes 5.75% due 08/15/16	88,000	76,355
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	15,000	13,264
Bank of America Corp. Senior Notes 7.38% due 05/15/14	120,000	123,962
Citigroup, Inc. Senior Notes 0.94% due 05/18/11(1)	70,000	66,174
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	38,000	31,856
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	65,000	60,921
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	52,000	49,188
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	90,000	78,719
GMAC LLC Senior Notes 6.00% due 12/15/11	50,000	43,750
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	51,000	44,625
GMAC LLC Sub. Notes 8.00% due 12/31/18*	35,000	22,225
JPMorgan Chase & Co. Sub. Notes 4.89% due 09/01/15(6)	56,000	48,720
Morgan Stanley Senior Notes 5.45% due 01/09/17	42,000	39,219
Morgan Stanley Senior Notes 5.95% due 12/28/17	25,000	23,989
Morgan Stanley Senior Notes 6.00% due 04/28/15	177,000	176,538
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	78,000	76,723
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	60,000	58,198
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	67,000	59,563

		1,093,989

Diversified Financial Services — 0.2%

Associates Corp. of North America Senior Notes 6.95% due 11/01/18	30,000	26,841
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	63,000	49,857
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	76,000	68,409

		145,107

Diversified Manufacturing Operations — 0.0%

General Electric Co. Senior Notes 5.25% due 12/06/17	22,000	21,605

Electric-Generation — 0.3%

Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	109,000	95,979
The AES Corp. Senior Notes 8.00% due 10/15/17	60,000	55,800
The AES Corp. Senior Notes 8.88% due 02/15/11	85,000	86,275

		238,054

Electric-Integrated — 1.2%

Ameren Corp. Senior Notes 8.88% due 05/15/14	49,000	50,575
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	30,000	34,589
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	58,000	62,613
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	75,000	77,918
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/11(6)	109,000	74,120
Energy East Corp. Notes 6.75% due 07/15/36	70,000	69,032
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18	87,000	87,139
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	35,000	36,488
FirstEnergy Corp. Senior Notes 7.38% due 11/15/31	40,000	37,754
Kansas Gas & Electric Co. 1st Mtg. Bonds 6.70% due 06/15/19*	56,000	58,811
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	30,000	29,925
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	40,254	39,247
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/19	98,000	104,731
PPL Electric Utilities Corp. 1st Mtg. Bonds 6.25% due 05/15/39	38,000	40,058
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	65,000	69,568
Sierra Pacific Power Co. General Refunding Mtg. 6.75% due 07/01/37	44,000	45,334
Southern Energy, Inc. Notes 7.90% due 07/15/09†(11)(12)(13)	150,000	0
Texas Competitive Electric Holdings Co., LLC Series A Company Guar. Notes, 10.25% due 11/01/15	35,000	21,787
Texas Competitive Electric Holdings Co., LLC Series B Company Guar. Notes, 10.25% due 11/01/15	5,000	3,113
Toledo Edison Co. 1st Mtg. Notes 7.25% due 05/01/20	30,000	33,403

		976,205

Electronic Components-Semiconductors — 0.1%

National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	56,000	48,979
Spansion LLC Senior Sec. Notes 3.79% due 06/01/13†*(1)(8)(9)	60,000	39,000

		87,979

Electronics-Military — 0.0%

L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	20,000	18,150

Enterprise Software/Service — 0.3%

Oracle Corp. Senior Notes 3.75% due 07/08/14	105,000	105,087
Oracle Corp. Senior Notes 5.00% due 07/08/19	60,000	59,776
Oracle Corp. Senior Notes 6.13% due 07/08/39	120,000	118,966

		283,829

Finance-Auto Loans — 0.1%

Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	50,000	45,264
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	45,000	42,744

		88,008

Finance-Commercial — 0.1%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	80,000	65,501

Finance-Consumer Loans — 0.0%

SLM Corp. Senior Notes 4.50% due 07/26/10	17,000	16,065

Finance-Credit Card — 0.1%

American Express Co. Senior Notes 7.25% due 05/20/14	32,000	33,102
FIA Card Services NA Sub. Notes 7.13% due 11/15/12*	41,000	43,198

		76,300

Finance-Investment Banker/Broker — 0.4%

Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 5/31/12†(8)(9)	27,000	3
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(8)(9)	26,000	3,835
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(9)	30,000	3
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(9)	38,000	4
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	34,000	29,163
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	40,000	32,889
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	37,000	32,755
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(6)	19,000	15,838
The Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/15	66,000	64,839
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	46,000	46,868
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	117,000	117,208

		343,405

Finance-Mortgage Loan/Banker — 0.1%

Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	62,000	62,386
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	40,000	39,476

		101,862

Food-Misc. — 0.2%

Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	56,000	61,419
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	68,000	71,978

		133,397

Gambling (Non-Hotel) — 0.0%

Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	30,000	16,200

Gas-Distribution — 0.1%

Sempra Energy Senior Notes 6.50% due 06/01/16	60,000	62,631

Home Furnishings — 0.0%

Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(2)	1,000	140

Independent Power Producers — 0.1%

NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	105,000	99,356

Insurance Brokers — 0.1%

Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	60,000	60,129
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	25,000	16,750

		76,879

Insurance-Life/Health — 0.3%

Americo Life, Inc. Notes 7.88% due 05/01/13*	134,000	87,770
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	66,000	66,006
Pricoa Global Funding I Notes 5.30% due 09/27/13*	110,000	102,101

		255,877

Insurance-Multi-line — 0.2%

American Financial Group, Inc. Senior Notes 9.88% due 06/15/19	49,000	49,016
MetLife, Inc. Senior Notes 6.75% due 06/01/16	35,000	35,632
Metropolitan Life Global Funding I Notes 5.13% due 06/10/14*	76,000	75,408

		160,056

Insurance-Mutual — 0.1%

Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(6)	77,000	55,440
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	43,000	45,661

		101,101

Insurance-Property/Casualty — 0.1%

ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	66,000	66,810
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	21,000	14,525

		81,335

Investment Management/Advisor Services — 0.1%

Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	51,000	50,906

Machinery-Construction & Mining — 0.1%

Caterpillar, Inc. Senior Notes 7.90% due 12/15/18	70,000	80,734

Medical Products — 0.1%

Biomet, Inc. Company Guar. Notes 10.00% due 10/15/17	15,000	15,262
Biomet, Inc. Company Guar. Notes 10.38% due 10/15/17(15)	26,000	25,155

		40,417

Medical-Biomedical/Gene — 0.1%

Amgen, Inc. Senior Notes 5.85% due 06/01/17	70,000	74,278

Medical-Drugs — 0.3%

Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	15,000	15,075
Merck & Co., Inc. Senior Notes 4.00% due 06/30/15	28,000	28,493
Merck & Co., Inc. Senior Notes 5.00% due 06/30/19	70,000	70,877
Wyeth Bonds 5.50% due 02/01/14	126,000	134,849

		249,294

Medical-HMO — 0.1%

UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	35,000	36,121
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	21,000	21,531

		57,652

Medical-Hospitals — 0.2%

Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	55,000	53,900
HCA, Inc. Senior Notes 6.25% due 02/15/13	55,000	48,125
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	30,000	29,700
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	50,000	49,250

		180,975

Metal-Aluminum — 0.1%

Alcoa, Inc. Senior Notes 6.50% due 06/15/18	65,000	56,162

Mining — 0.0%

Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.41% due 11/15/14(1)(15)	25,918	14,287

Multimedia — 0.1%

News America, Inc. Company Guar. Notes 6.15% due 03/01/37	42,000	35,622
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	56,000	62,682

		98,304

Non-Hazardous Waste Disposal — 0.1%

Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	29,000	30,795
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	40,000	42,397

		73,192

Office Automation & Equipment — 0.3%

Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	194,000	193,972
Xerox Corp. Senior Notes 6.35% due 05/15/18	35,000	31,238

		225,210

Oil Companies-Exploration & Production — 0.4%

Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	175,000	167,562
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	30,000	25,350
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	56,000	51,961
Occidental Petroleum Corp. Senior Notes 4.13% due 06/01/16	60,000	59,009
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	75,000	60,563

		364,445

Oil Companies-Integrated — 0.2%

ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	66,000	70,253
Hess Corp. Senior Notes 7.13% due 03/15/33	35,000	35,054
Hess Corp. Senior Notes 7.88% due 10/01/29	80,000	86,772

		192,079

Oil Refining & Marketing — 0.0%

Valero Energy Corp. Senior Notes 6.63% due 06/15/37	44,000	37,537

Oil-Field Services — 0.0%

Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	40,000	36,200

Paper & Related Products — 0.0%

Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	30,000	28,050
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	9,300

		37,350

Pharmacy Services — 0.1%

Express Scripts, Inc. Senior Notes 5.25% due 06/15/12	18,000	18,597
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	20,000	22,055

		40,652

Physicians Practice Management — 0.1%

US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	55,000	54,450

Pipelines — 0.4%

CenterPoint Energy Resources Corp. Senior Notes 6.00% due 05/15/18	35,000	31,809
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	95,000	89,300
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	45,000	39,488
Enterprise Products Operating LLC Company Guar. Notes 4.60% due 08/01/12	35,000	35,239
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	40,000	33,527
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	90,000	88,650

		318,013

Publishing-Periodicals — 0.0%

The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17(16)(17)	25,000	1,063

Real Estate Investment Trusts — 0.0%

Simon Property Group LP Senior Notes 10.35% due 04/01/19	18,000	20,452

Recycling — 0.0%

Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(8)(9)(15)	45,000	506

Research & Development — 0.0%

Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	55,000	21,725

Retail-Discount — 0.0%

Wal-Mart Stores, Inc. Senior Notes 3.20% due 05/15/14	30,000	29,754

Retail-Drug Store — 0.1%

CVS Pass-Through Trust Pass Thru Certs. 8.35% due 07/10/31*	40,000	41,238

Retail-Regional Department Stores — 0.0%

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	6,000	3,974

Retail-Restaurants — 0.1%

McDonald’s Corp. Senior Notes 5.70% due 02/01/39	42,000	41,583
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	45,000	40,950

		82,533

Schools — 0.1%

Princeton University Senior Notes 5.70% due 03/01/39	49,000	49,188

Special Purpose Entities — 0.3%

CDX North America High Yield Credit Linked Certificates, Series 10-T 8.88% due 06/29/13*(20)	118,800	108,108
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	45,000	30,150
Principal Life Global Funding I Senior Sec. Notes 5.25% due 01/15/13*	100,000	97,632

		235,890

Steel-Producers — 0.1%

Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	60,000	34,388
Ryerson, Inc. Company Guar. Notes 8.40% due 11/01/14(1)	50,000	36,375

		70,763

Telecom Services — 0.3%

Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	174,000	152,009
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18	17,000	3,315
Qwest Corp. Senior Notes 7.50% due 10/01/14	65,000	61,994
Qwest Corp. Senior Notes 8.38% due 05/01/16*	28,000	27,020
Time Warner Telecom Holdings, Inc. Company Guar. Notes 9.25% due 02/15/14	2,000	1,985

		246,323

Telephone-Integrated — 0.4%

AT&T, Inc. Senior Notes 5.63% due 06/15/16	35,000	36,018
AT&T, Inc. Senior Notes 6.30% due 01/15/38	70,000	67,638
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	12,530
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	25,000	20,625
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	80,000	80,081
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	69,000	55,545
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	35,000	38,094
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	35,000	35,077

		345,608

Television — 0.0%

Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	7,000	5,407
Paxson Communications Corp. Senior Sec. Notes 7.38% due 01/15/13†*(8)(9)(15)	40,847	408
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11† (8)(9)	25,000	63

		5,878

Transport-Air Freight — 0.3%

Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	339,706	210,618

Transport-Rail — 0.2%

CSX Corp. Senior Notes 6.25% due 04/01/15	40,000	41,354
CSX Corp. Debentures 7.90% due 05/01/17	60,000	66,345
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	63,000	63,506

		171,205

Transport-Services — 0.1%

PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	75,000	66,750
United Parcel Service, Inc. Senior Notes 3.88% due 04/01/14	20,000	20,624
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/19	13,000	13,665

		101,039

Total Corporate Bonds & Notes (cost $11,545,244)		11,050,390

FOREIGN CORPORATE BONDS & NOTES — 3.5%
Banks-Commercial — 0.7%

Australia & New Zealand Banking Group, Ltd. Sub. Notes 1.71% due 10/30/09(1)	120,000	49,200
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/31/16*(6)	80,000	45,600
Caisse Nationale des Caisses d’Epargne et de Prevoyance Senior Notes 3.82% due 12/30/09(1)(10)	109,000	66,490
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(6)	71,000	41,713
Credit Suisse New York Senior Notes 5.50% due 05/01/14	30,000	31,168
Lloyds Banking Group PLC Jr. Sub. Notes 5.92% due 10/01/15*(6)	40,000	14,000
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	80,000	79,795
Standard Chartered PLC Senior Notes 5.50% due 11/18/14*	100,000	101,450
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/14*	100,000	98,992
Westpac Banking Corp. Sub. Notes 1.91% due 09/30/09*(1)(10)	160,000	65,600

		594,008

Banks-Money Center — 0.1%

Bank of Scotland PLC Senior Sub. Notes 1.50% due 11/30/09(1)(10)	110,000	45,100
KBC Internationale Financieringsmaatschappij NV Bank Guar. Notes 6.00% due 02/07/25(6)	94,000	51,465

		96,565

Cellular Telecom — 0.1%

Vodafone Group PLC Senior Notes 4.15% due 06/10/14	18,000	17,717
Vodafone Group PLC Senior Notes 5.38% due 01/30/15	19,000	19,381
Vodafone Group PLC Senior Notes 5.45% due 06/10/19	70,000	68,835

		105,933

Containers-Metal/Glass — 0.1%

Rexam PLC Senior Notes 6.75% due 06/01/13	51,000	49,391

Cruise Lines — 0.1%

Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	70,000	61,163

Diversified Financial Services — 0.0%

CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	25,000	14,482

Diversified Manufacturing Operations — 0.0%

Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	21,000	19,766

Diversified Minerals — 0.1%

Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/19*	42,000	45,360
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16*	15,000	15,712
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19*	10,000	10,750

		71,822

Electric-Integrated — 0.3%

Electricite de France Notes 6.50% due 01/26/19*	56,000	61,333
Electricite de France Notes 6.95% due 01/26/39*	66,000	74,099
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	84,000	83,619

		219,051

Insurance-Multi-line — 0.2%

Aegon NV Senior Notes 3.22% due 07/15/14(1)(10)	156,000	58,890
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	56,000	46,999
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	36,000	26,899

		132,788

Investment Companies — 0.0%

Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	40,000	31,892

Medical Products — 0.1%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 4.42% due 12/01/13(1)	15,000	11,325
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	55,000	33,000

		44,325

Medical-Drugs — 0.0%

Elan Finance PLC Company Guar. Notes 7.75% due 11/15/11	22,000	20,350

Metal-Diversified — 0.1%

Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	44,000	43,745

Oil Companies-Exploration & Production — 0.2%

Canadian Oil Sands, Ltd. Senior Notes 7.75% due 05/15/19*	40,000	40,061
Empresa Nacional del Petroleo Senior Notes 6.25% due 07/08/19*	32,000	31,726
Nexen, Inc. Senior Notes 5.88% due 03/10/35	44,000	37,701
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	50,000	32,375
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	60,000	66,468

		208,331

Oil Companies-Integrated — 0.1%

Shell International Finance BV Company Guar. Notes 4.00% due 03/21/14	35,000	35,939
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	24,000	23,599

		59,538

Printing-Commercial — 0.0%

Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16†*(8)(14)	30,000	2,700

Satellite Telecom — 0.1%
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	50,000	48,000
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.50% due 02/01/15(2)	15,000	13,425
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	25,000	24,125

		85,550

Special Purpose Entities — 0.5%

Aries Vermoegensverwaltungs GmbH Sec. Notes 9.60% due 10/25/14	250,000	315,000
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/29/17*(6)	121,000	96,712

		411,712

Steel-Producers — 0.0%

ArcelorMittal Senior Notes 6.13% due 06/01/18	28,000	24,500

Telephone-Integrated — 0.4%

Deutsche Telekom International Finance BV Company Guar. Notes 6.00% due 07/08/19	30,000	30,267
Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18	35,000	37,146
France Telecom SA Senior Notes 5.38% due 07/08/19	50,000	50,361
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	60,000	57,439
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	115,000	119,048
Telefonica Emisiones SAU Company Guar. Notes 5.88% due 07/15/19	48,000	49,488
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/36	16,000	17,730

		361,479

Transport-Marine — 0.1%

DP World, Ltd. Bonds 6.85% due 07/02/37*	121,000	80,465

Transport-Rail — 0.2%

Canadian National Railway Co. Senior Notes 6.38% due 10/15/11	130,000	141,607

Total Foreign Corporate Bonds & Notes (cost $3,164,500)		2,881,163

U.S. GOVERNMENT AGENCIES — 15.3%
Federal Home Loan Mtg. Corp. — 8.9%

4.50% due 01/01/39	166,977	166,444
5.00% due 05/01/34	693,182	708,535
5.00% due 06/01/34	647,797	662,144
5.00% due 07/01/35	84,618	86,400
5.00% due 10/01/35	445,287	454,662
5.00% due 11/01/35	305,884	312,325
5.00% due 11/01/36	28,963	29,523
5.00% due 03/01/38	193,996	197,595
5.50% due 07/01/34	392,096	406,490
5.50% due 09/01/37	187,011	193,320
5.50% due 01/01/38	446,888	462,176
5.50% due 07/01/38	442,677	457,613
5.81% due 01/01/37(1)	332,039	345,600
5.95% due 10/01/36(1)	458,907	482,433
6.00% due 12/01/33	67,594	71,123
6.00% due 10/01/37	275,538	287,899
6.50% due 03/01/36	205,247	218,400
6.50% due 05/01/36	6,294	6,698
6.50% due 11/01/37	116,383	123,816
7.00% due 04/01/32	111,881	121,145
REMIC Series 3102, Class PG 5.00% due 11/15/28	304,000	317,822
Series 3317, Class PD
5.00% due 09/15/31	390,000	408,449
Series 3116, Class PD
5.00% due 10/15/34	615,000	628,256
Series 3349, Class HB
5.50% due 06/15/31	232,000	243,333

		7,392,201

Federal National Mtg. Assoc. — 5.1%

4.50% due 01/01/39	150,372	150,268
5.00% due 03/15/16	47,000	51,131
5.00% due 08/01/18	133,812	140,117
5.00% due 07/01/37	109,439	111,606
5.50% due 11/01/22	176,060	184,495
5.50% due 12/01/33	690,660	716,661
5.50% due 02/01/36(1)	232,792	243,115
5.50% due 11/01/36	192,960	199,591
5.50% due 06/01/38	451,873	467,093
5.50% due 08/01/38	7,679	7,937
6.00% due 12/01/33	66,351	69,877
6.00% due 07/01/38	563,714	589,853
6.00% due 09/01/38	484,625	507,200
6.50% due 09/01/32	213,715	229,614
6.50% due 07/01/36	89,947	95,950
6.50% due 10/01/37	87,523	93,337
REMIC
Series 2005-12, Class BE 5.00% due 11/25/30	385,000	403,642

		4,261,487

Government National Mtg. Assoc. — 1.3%

5.50% due 05/15/33	344,458	357,941
5.50% due 12/15/33	264,009	274,343
6.00% due 09/15/38	333,960	348,297
7.50% due 01/15/32	92,213	100,956

		1,081,537

Total U.S. Government Agencies (cost $12,331,102)		12,735,225

U.S. GOVERNMENT TREASURIES — 4.8%
United States Treasury Bonds — 1.1%

3.50% due 02/15/39	249,000	215,308
4.38% due 02/15/38	495,000	499,873
4.50% due 05/15/38	38,000	39,229
5.25% due 11/15/28	107,000	120,308
8.13% due 08/15/19	33,000	45,246

		919,964

United States Treasury Notes — 3.7%

2.00% due 11/30/13	558,000	549,804
2.25% due 05/31/14	64,000	63,140
2.63% due 06/30/14	22,000	22,069
2.75% due 02/28/13	45,000	46,283
2.75% due 02/15/19	105,000	98,339
2.88% due 01/31/13	446,000	461,087
3.13% due 05/15/19	25,000	24,180
3.38% due 07/31/13	102,000	106,885
3.50% due 02/15/18	97,000	97,477
3.63% due 06/15/10	800,000	823,969
3.75% due 11/15/18	102,000	103,761
3.88% due 05/15/18	31,000	31,942
4.00% due 08/15/18	206,000	213,677
4.25% due 08/15/15	24,000	25,727
4.25% due 11/15/17	150,000	159,094
4.25% due 05/15/39	40,000	39,593
4.50% due 11/15/15	200,000	217,469

		3,084,496

Total U.S. Government Treasuries (cost $4,134,633)		4,004,460

Total Long-Term Investment Securities (cost $85,369,354)		80,600,685

REPURCHASE AGREEMENTS – 2.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $2,032,001 and collateraized by $1,960,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.25% due 08/01/12 and having an approximate value of $2,072,700	2,032,000	2,032,000
State Street Bank & Trust Co. Joint Repurchase Agreement(18)	332,000	332,000

Total Repurchase Agreements (cost $2,364,000)		2,364,000

TOTAL INVESTMENTS (cost $87,733,354)(19)	99.8%	82,964,685
Other assets less liabilities	0.2	164,922

NET ASSETS	100.0%	$83,129,607

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2009, the aggregate value of these securities was $3,087,164 representing 3.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2009.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Variable Rate Security - the rate reflected is as of June 30, 2009; maturity date reflects the stated maturity date.
(6)	Variable Rate Security - the rate reflected is as of June 30, 2009; maturity date reflects next reset date.
(7)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(8)	Bond in default
(9)	Company has filed Chapter 11 bankruptcy protection.
(10)	Perpetual maturity-maturity date reflects the next call date.
(11)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs. See Note 1.
(12)	Illiquid security. At June 30, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(13)	To the extent permitted by the Statement of Additional Information, the Balanced Assets Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a fund may not be sold except in exempt transactions or in a public offering registered under the securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2009, the Balanced Assets Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Par Amount	% of Net Assets
Southern Energy 7.90% due 7/15/2009	01/10/2006	150,000	$0	$0	$0	0.00%

(14)	Company has filed bankruptcy in country of issuance.
(15)	Income may be received in cash or additional shares at the discretion of the issuer.
(16)	Subsequent to June 30, 2009, the company has filed Chapter 11 bankruptcy protection.
(17)	Bond is in default of interest subsequent to June 30, 2009.
(18)	See Note 2 for details on Joint Repurchase Agreement.
(19)	See Note 3 for cost of investments on a tax basis.
(20)	The structured security is an investment in a trust that is linked to entities included in the CDX.NA.HY.10 index as published by CDS IndexCo LLC. Generally described, investors in the structured security are taking credit risk, and are providing credit protection to the trust, in respect of the entities included in the CDX.NA.HY.10 index. The trust, in turn, is taking credit risk with respect to the entities included in the CDX.NA.HY.10 index in the trust’s transactions with credit default swap counterparties and, through credit default swap agreements, is providing credit protection to credit default swap counterparties. (See Note 4)

ADR — American Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2009 (See Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$46,583,235	$—	$—	$46,583,235
Exchange-Traded Fund	762,836	—	—	762,836
Preferred Stock	452,990	—	—	452,990
Asset Backed Securities	—	1,822,386	308,000	2,130,386
U.S. Corporate Bonds & Notes	—	10,812,772	237,618	11,050,390
Foreign Corporate Bonds & Notes	—	2,881,163	—	2,881,163
U.S. Government Agencies	—	12,735,225	—	12,735,225
U.S. Government Treasuries	4,004,460	—	—	4,004,460
Repurchase Agreement	—	2,364,000	—	2,364,000

Total	$51,803,521	$30,615,546	$545,618	$82,964,685

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Total
Balance as of 9/30/2008	$—	$—	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	10,882	10,882
Change in unrealized appreciation (depreciation)	28,000	(131,162)	(103,162)
Net purchases (sales)	0	(1,675)	(1,675)
Transfers in and/or out of Level 3	280,000	359,573	639,573

Balance as of 6/30/2009	$308,000	$237,618	$545,618

See Notes to Portfolio of Investments

SunAmerica International Equity Fund

PORTFOLIO OF INVESTMENTS—June 30, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 95.1%
Australia — 4.3%

BHP Billiton, Ltd.(1)	136,800	$3,749,334
Commonwealth Bank of Australia(1)	50,500	1,578,988
CSL, Ltd.(1)	37,480	968,704

		6,297,026

Bermuda — 0.0%

Peace Mark Holdings, Ltd.(2)	800,000	0

Brazil — 2.8%

Itau Unibanco Holding SA ADR	100,700	1,594,081
Petroleo Brasileiro SA ADR	61,110	2,504,288

		4,098,369

Canada — 7.1%

Bank of Nova Scotia	69,350	2,588,812
Barrick Gold Corp.	52,520	1,767,750
EnCana Corp.	51,700	2,563,332
Shaw Communications, Inc., Class B	18,980	319,502
Suncor Energy, Inc.	20,110	611,521
Toronto-Dominion Bank	47,730	2,465,800

		10,316,717

China — 3.6%

Anhui Conch Cement Co., Ltd.(1)	214,000	1,333,858
China Construction Bank Corp.(1)	3,221,000	2,486,053
Huaneng Power International, Inc.(1)	2,046,000	1,432,643

		5,252,554

Finland — 0.6%

Nokia OYJ(1)	55,224	805,921

France — 7.8%

Alstom SA(1)	31,435	1,860,524
Compagnie Generale des Etablissements Michelin, Class B(1)	44,453	2,540,671
Renault SA†(1)	68,740	2,537,673
Societe Generale(1)	32,576	1,777,328
Total SA(1)	48,555	2,629,843

		11,346,039

Germany — 4.3%

E.ON AG(1)	80,522	2,858,075
Muenchener Rueckversicherungs AG(1)	15,145	2,048,280
Symrise AG(1)	92,284	1,365,741

		6,272,096

Greece — 1.5%

National Bank of Greece SA†(1)	78,952	2,163,141

Hong Kong — 2.3%

China Overseas Land & Investment, Ltd.(1)	571,580	1,314,563
Hong Kong & China Gas Co., Ltd.(1)	990,150	2,081,090
Peregrine Investments Holdings, Ltd.†(2)(3)	91,000	0

		3,395,653

India — 1.3%

HDFC Bank, Ltd.	17,680	1,823,338

Ireland — 1.7%

CRH PLC(1)	110,118	2,518,037

Israel — 1.5%

Israel Chemicals, Ltd.(1)	84,040	827,252
Teva Pharmaceutical Industries, Ltd. ADR	28,551	1,408,707

		2,235,959

Italy — 1.1%

Snam Rete Gas SpA(1)	362,800	1,595,948

Japan — 15.3%

Asahi Glass Co., Ltd.(1)	74,000	590,540
eAccess, Ltd.(1)	638	522,476
East Japan Railway Co.(1)	7,800	469,688
Fanuc, Ltd.(1)	5,900	470,765
Fast Retailing Co., Ltd.(1)	4,800	625,173
FUJIFILM Holdings Corp.(1)	15,500	489,000
Hitachi Maxell, Ltd.(1)	40,600	502,121
Hitachi Metals, Ltd.(1)	56,000	472,645
House Foods Corp.(1)	30,900	449,043
Japan Petroleum Exploration Co.(1)	7,800	430,370
Kirin Holdings Company, Ltd.(1)	46,000	642,172
Kubota Corp.(1)	60,000	492,756
Kuraray Co., Ltd.(1)	69,000	764,847
Mitsubishi Corp.(1)	52,800	969,682
Mitsubishi Estate Co., Ltd.(1)	50,000	828,297
Mitsubishi Heavy Industries, Ltd.(1)	211,000	870,375
Mitsubishi Materials Corp.(1)	147,000	456,805
Mitsubishi Tanabe Pharma Corp.(1)	44,000	505,664
Mitsubishi UFJ Financial Group, Inc.(1)	244,000	1,499,915
Mitsui & Co., Ltd.(1)	44,400	523,054
Nichicon Corp.(1)	41,300	595,366
Nidec Corp.(1)	11,300	682,824
Nippon Mining Holdings, Inc.(1)	128,000	660,619
Nissan Motor Co., Ltd.(1)	94,100	568,105
Nisshin Steel Co., Ltd.(1)	202,000	449,316
Nomura Holdings, Inc.(1)	109,500	917,404
ORIX Corp.(1)	10,770	635,168
Panasonic Corp.(1)	46,700	626,391
Panasonic Electric Works Co., Ltd.(1)	51,000	481,423
Softbank Corp.(1)	28,000	543,758
Sojitz Corp.(1)	337,100	735,858
Sony Corp.(1)	16,700	431,402
Sumitomo Metal Mining Co., Ltd.(1)	41,000	576,544
Sumitomo Mitsui Financial Group, Inc.(1)	19,100	772,373
Toyota Motor Corp.(1)	27,300	1,032,057

		22,283,996

Luxembourg — 0.9%

ArcelorMittal(1)	40,525	1,330,909

Mexico — 1.8%

Fomento Economico Mexicano SAB de CV ADR	35,400	1,141,296
Grupo Televisa SA ADR	87,600	1,489,200

		2,630,496

Netherlands — 3.6%

Aegon NV(1)	484,249	2,978,440
Reed Elsevier NV(1)	202,240	2,230,364

		5,208,804

Singapore — 2.2%

CapitaLand, Ltd.(1)	600,300	1,524,633
SembCorp Marine, Ltd.(1)	940,000	1,732,165

		3,256,798

South Africa — 1.2%

Sasol, Ltd.(1)	47,370	1,664,625

South Korea — 2.1%

LG Dacom Corp.(1)	53,300	736,163
LG Display Co., Ltd.(1)	52,870	1,319,011
POSCO(1)	2,970	983,613

		3,038,787

Spain — 2.2%

Banco Santander SA(1)	184,133	2,222,112
Grifols SA(1)	55,584	983,066

		3,205,178

Switzerland — 3.1%

Roche Holding AG(1)	23,141	3,148,304
Syngenta AG(1)	5,846	1,357,526

		4,505,830

Taiwan — 1.6%

Hon Hai Precision Industry Co., Ltd. GDR	373,211	2,269,123

Turkey — 0.8%

Turkiye Halk Bankasi AS†(1)	300,465	1,178,896

United Kingdom — 20.4%

3i Group PLC(1)	489,641	1,959,072
ARM Holdings PLC(1)	1,257,506	2,484,335
BG Group PLC(1)	156,504	2,629,571
British American Tobacco PLC(1)	129,127	3,567,185
Cobham PLC(1)	577,834	1,648,136
Dana Petroleum PLC†(1)	68,772	1,589,537
Serco Group PLC(1)	349,334	2,427,026
Shire PLC(1)	132,061	1,821,413
Standard Chartered PLC(1)	144,198	2,715,910
Tesco PLC(1)	569,112	3,317,137
Tullow Oil PLC(1)	140,416	2,172,409
Vodafone Group PLC(1)	1,746,674	3,376,274

		29,708,005

United States — 0.0%

SoftBrands, Inc.†	40	36

Total Common Stock (cost $125,115,476)		138,402,281

EXCHANGE-TRADED FUNDS — 2.2%
United States — 0.7%
iShares MSCI Canada Index Fund	50,530	1,082,353

France — 1.5%
streetTRACKS MSCI Europe†(1)	18,020	2,140,419

Total Exchange-Traded Funds (cost $2,838,251)		3,222,772

Total Long-Term Investment Securities (cost $127,953,727)		141,625,053

REPURCHASE AGREEMENT — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 06/30/09, to be repurchased 07/01/09 in the amount of $2,816,001 and collateralized by Federal Home Loan Bank Notes, bearing interest at 5.00% due 11/17/17 and having approximate value of $2,875,675 (cost $2,816,000)	$2,816,000	2,816,000

TOTAL INVESTMENTS (cost $130,769,727)(4)	99.2%	144,441,053
Other assets less liabilities	0.8	1,157,128

NET ASSETS	100.0%	$145,598,181

†	Non-income producing security
(1)	Security was valued using fair value procedures at June 30, 2009. The aggregate value of these securities was $117,995,914 representing 81.0% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs. See Note 1.
(3)	Illiquid security. At June 30, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

Industry Allocation*
Banks-Commercial	14.8%
Oil Companies-Integrated	6.9
Oil Companies-Exploration & Production	4.6
Medical-Drugs	4.4
Diversified Minerals	3.0
Electronic Components-Misc.	2.9
Auto-Cars/Light Trucks	2.8
Building Products-Cement	2.7
Tobacco	2.5
Cellular Telecom	2.3
Food-Retail	2.3
Diversified Banking Institutions	2.3
Index Fund	2.2
Insurance-Multi-line	2.1
Electric-Integrated	2.0
Real Estate Operations & Development	2.0
Repurchase Agreement	1.9
Steel-Producers	1.9
Machinery-General Industrial	1.9
Rubber-Tires	1.8
Electronic Components-Semiconductors	1.7
Consulting Services	1.7
Publishing-Books	1.5
Import/Export	1.5
Chemicals-Diversified	1.5
Gas-Distribution	1.4
Insurance-Reinsurance	1.4
Venture Capital	1.4
Brewery	1.2
Gold Mining	1.2
Shipbuilding	1.2
Aerospace/Defense-Equipment	1.1
Gas-Transportation	1.1
Broadcast Services/Program	1.0
Electric-Generation	1.0
Medical-Generic Drugs	1.0
Agricultural Chemicals	0.9
Audio/Video Products	0.7
Medical-Biomedical/Gene	0.7
Finance-Investment Banker/Broker	0.6
Real Estate Management/Services	0.6
Wireless Equipment	0.6
Textile-Products	0.5
Web Portals/ISP	0.5
Oil Refining & Marketing	0.5
Finance-Leasing Companies	0.4
Retail-Apparel/Shoe	0.4
Capacitors	0.4
Building Products-Doors & Windows	0.4
Telephone-Integrated	0.4
Internet Connectivity Services	0.4
Computers-Memory Devices	0.4
Machinery-Farming	0.3
Photo Equipment & Supplies	0.3
Building & Construction Products-Misc.	0.3
Steel-Specialty	0.3
Industrial Automated/Robotic	0.3
Transport-Rail	0.3
Non-Ferrous Metals	0.3
Food-Misc.	0.3
Cable/Satellite TV	0.2

99.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs		Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Canada	$10,316,717	$—		$—	$10,316,717
France	—	11,346,039	+	—	11,346,039
Japan	—	22,283,996	+	—	22,283,996
United Kingdom	—	29,708,005	+	—	29,708,005
Other Countries*	12,230,069	52,517,455	+	0	64,747,524
Exchange-Traded Fund	1,082,353	2,140,419	+	—	3,222,772
Repurchase Agreement	—	2,816,000		—	2,816,000

Total	$23,629,139	$120,811,914		$0	$144,441,053

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
+	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 2)

Common Stock
Balance as of 9/30/2008	$154,511
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(154,511)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/2009	$0

See Notes to Portfolio of Investments

SunAmerica Value Fund

PORTFOLIO OF INVESTMENTS—June 30, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 98.6%
Aerospace/Defense-Equipment — 1.4%

United Technologies Corp.	24,700	$1,283,412

Applications Software — 1.5%

Microsoft Corp.	56,000	1,331,120

Banks-Super Regional — 3.1%

Wells Fargo & Co.	112,100	2,719,546

Beverages-Non-alcoholic — 2.1%

PepsiCo, Inc.	33,000	1,813,680

Cable/Satellite TV — 1.6%

Comcast Corp., Class A	100,000	1,449,000

Computers — 1.7%

Hewlett-Packard Co.	38,000	1,468,700

Cosmetics & Toiletries — 2.1%

The Procter & Gamble Co.	36,300	1,854,930

Diversified Banking Institutions — 10.4%

Bank of America Corp.	278,300	3,673,560
JPMorgan Chase & Co.	93,000	3,172,230
Morgan Stanley	81,000	2,309,310

		9,155,100

Diversified Manufacturing Operations — 3.1%

General Electric Co.	235,000	2,754,200

Electric-Integrated — 6.3%

FPL Group, Inc.	35,000	1,990,100
PG&E Corp.	47,800	1,837,432
Xcel Energy, Inc.	94,200	1,734,222

		5,561,754

Food-Misc. — 4.0%

H.J. Heinz Co.	49,000	1,749,300
Kraft Foods, Inc., Class A	69,000	1,748,460

		3,497,760

Insurance-Multi-line — 4.6%

MetLife, Inc.	60,000	1,800,600
The Allstate Corp.	93,000	2,269,200

		4,069,800

Insurance-Property/Casualty — 4.0%

Chubb Corp.	45,000	1,794,600
The Travelers Cos., Inc.	43,000	1,764,720

		3,559,320

Medical Products — 3.2%

Johnson & Johnson	49,400	2,805,920

Medical-Drugs — 6.9%

Abbott Laboratories	30,000	1,411,200
Merck & Co., Inc.	43,500	1,216,260
Pfizer, Inc.	145,100	2,176,500
Wyeth	28,000	1,270,920

		6,074,880

Medical-HMO — 1.9%

UnitedHealth Group, Inc.	69,000	1,723,620

Multimedia — 3.1%

The Walt Disney Co.	60,000	1,399,800
Time Warner, Inc.	52,000	1,309,880

		2,709,680

Networking Products — 1.6%

Cisco Systems, Inc.†	75,000	1,398,000

Non-Hazardous Waste Disposal — 1.6%

Waste Management, Inc.	50,000	1,408,000

Oil Companies-Exploration & Production — 2.8%

Devon Energy Corp.	46,000	2,507,000

Oil Companies-Integrated — 15.1%

Chevron Corp.	55,700	3,690,125
ConocoPhillips	80,000	3,364,800
Exxon Mobil Corp.	52,000	3,635,320
Marathon Oil Corp.	88,400	2,663,492

		13,353,737

Retail-Building Products — 1.5%

Lowe’s Cos., Inc.	68,000	1,319,880

Retail-Consumer Electronics — 1.9%

Best Buy Co., Inc.	50,000	1,674,500

Retail-Discount — 2.0%

Wal-Mart Stores, Inc.	36,000	1,743,840

Telephone-Integrated — 7.3%

AT&T, Inc.	143,050	3,553,362
Verizon Communications, Inc.	94,400	2,900,912

		6,454,274

Tobacco — 2.1%

Philip Morris International, Inc.	43,000	1,875,660

Transport-Rail — 1.7%

Union Pacific Corp.	29,000	1,509,740

Total Long-Term Investment Securities (cost $93,260,134)		87,077,053

REPURCHASE AGREEMENT — 0.7%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $581,000)	$581,000	581,000

TOTAL INVESTMENTS (cost $93,841,134) (2)	99.3%	87,658,053
Other assets less liabilities	0.7	643,806

NET ASSETS	100.0%	$88,301,859

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Fair Value at 6/30/2009
Long-Term Investment Securities:
Common Stock
Diversified Banking Instituions	$9,155,100	$—	$—	$9,155,100
Electric-Intergrated	5,561,754	—	—	5,561,754
Medical-Drugs	6,074,880	—	—	6,074,880
Oil Companies-Integrated	13,353,737	—	—	13,353,737
Telephone-Intergrated	6,454,274	—	—	6,454,274
Other Industries*	46,477,308	—	—	46,477,308
Repurchase Agreement	—	581,000	—	581,000

Total	$87,077,053	$581,000	$—	$87,658,053

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

SunAmerica Disciplined Growth Fund

PORTFOLIO OF INVESTMENTS—June 30, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 98.9%
Advertising Agencies — 0.7%
Omnicom Group, Inc.	5,500	$173,690

Aerospace/Defense — 2.7%
Lockheed Martin Corp.	3,100	250,015
Northrop Grumman Corp.	4,000	182,720
Raytheon Co.	4,800	213,264

		645,999

Aerospace/Defense-Equipment — 1.5%
Alliant Techsystems, Inc.†	1,700	140,012
United Technologies Corp.	4,100	213,036

		353,048

Agricultural Chemicals — 0.7%
Monsanto Co.	2,200	163,548

Apparel Manufacturers — 0.6%
Coach, Inc.	5,800	155,904

Applications Software — 4.5%
Microsoft Corp.	41,500	986,455
Nuance Communications, Inc.†	9,100	110,019

		1,096,474

Athletic Footwear — 0.6%
NIKE, Inc., Class B	3,000	155,340

Beverages-Non-alcoholic — 3.5%
PepsiCo, Inc.	8,800	483,648
The Coca-Cola Co.	7,700	369,523

		853,171

Building-Heavy Construction — 0.6%
Tutor Perini Corp.†	7,900	137,144

Cellular Telecom — 0.6%
Syniverse Holdings, Inc.†	9,400	150,682

Chemicals-Specialty — 0.6%
NewMarket Corp.	2,100	141,393

Commercial Services-Finance — 4.3%
Equifax, Inc.	7,100	185,310
Global Cash Access Holdings, Inc.†	19,200	152,832
Mastercard, Inc., Class A	1,200	200,772
The Western Union Co.	9,300	152,520
Visa, Inc., Class A	5,600	348,656

		1,040,090

Computer Software — 0.7%
Accelrys, Inc.†	29,900	176,709

Computers — 8.3%
Apple, Inc.†	4,600	655,178
Dell, Inc.†	12,900	177,117
Hewlett-Packard Co.	11,300	436,745
International Business Machines Corp.	7,100	741,382

		2,010,422

Computers-Integrated Systems — 0.6%
Cray, Inc.†	19,700	155,236

Computers-Periphery Equipment — 0.5%
Synaptics, Inc.†	3,400	131,410

Consulting Services — 2.0%
FTI Consulting, Inc.†	3,100	157,232
SAIC, Inc.†	17,600	326,480

		483,712

Consumer Products-Misc. — 0.7%
Clorox Co.	2,900	161,907

Cosmetics & Toiletries — 2.8%
Colgate-Palmolive Co.	2,000	141,480
The Procter & Gamble Co.	10,500	536,550

		678,030

Data Processing/Management — 1.9%
Dun & Bradstreet Corp.	3,300	267,993
Fiserv, Inc.†	4,200	191,940

		459,933

Diagnostic Equipment — 0.5%
Immucor, Inc.†	8,000	110,080

Diversified Financial Services — 0.6%
IntercontinentalExchange, Inc.†	1,300	148,512

E-Commerce/Products — 1.0%
Amazon.com, Inc.†	3,000	250,980

E-Commerce/Services — 1.1%
eBay, Inc.†	7,800	133,614
priceline.com, Inc.†	1,200	133,860

		267,474

Educational Software — 0.7%
Renaissance Learning, Inc.	17,800	163,938

Electric Products-Misc. — 0.6%
Emerson Electric Co.	4,200	136,080

Electronic Components-Semiconductors — 3.1%
Altera Corp.	10,200	166,056
Intel Corp.	21,500	355,825
Texas Instruments, Inc.	10,700	227,910

		749,791

Electronic Forms — 0.5%
Adobe Systems, Inc.†	4,700	133,010

Engineering/R&D Services — 1.3%
Fluor Corp.	2,700	138,483
URS Corp.†	3,700	183,224

		321,707

Enterprise Software/Service — 3.0%
Novell, Inc.†	38,900	176,217
Oracle Corp.	26,200	561,204

		737,421

Finance-Investment Banker/Broker — 0.7%
TD Ameritrade Holding Corp.†	9,600	168,384

Food-Confectionery — 1.0%
The Hershey Co.	6,600	237,600

Food-Dairy Products — 0.7%
Dean Foods Co.†	8,500	163,115

Hospital Beds/Equipment — 0.6%
Kinetic Concepts, Inc.†	5,600	152,600

Industrial Audio & Video Products — 0.8%
Dolby Laboratories, Inc., Class A†	4,900	182,672

Instruments-Scientific — 0.7%
Waters Corp.†	3,300	169,851

Insurance-Life/Health — 0.6%
AFLAC, Inc.	4,300	133,687

Internet Telephone — 0.7%
j2 Global Communications, Inc.†	7,500	169,200

Investment Management/Advisor Services — 0.7%
T. Rowe Price Group, Inc.	4,000	166,680

Machinery-Construction & Mining — 0.5%
Joy Global, Inc.	3,500	125,020

Machinery-General Industrial — 0.6%
Middleby Corp.†	3,500	153,720

Machinery-Pumps — 0.5%
Flowserve Corp.	1,800	125,658

Medical Instruments — 0.9%
Medtronic, Inc.	5,900	205,851

Medical Products — 4.2%
Henry Schein, Inc.†	3,900	187,005
Johnson & Johnson	14,400	817,920

		1,004,925

Medical-Biomedical/Gene — 0.8%
Gilead Sciences, Inc.†	3,900	182,676

Medical-Drugs — 5.6%
Abbott Laboratories	6,200	291,648
Bristol-Myers Squibb Co.	15,400	312,774
Eli Lilly & Co.	9,100	315,224
Endo Pharmaceuticals Holdings, Inc.†	8,800	157,696
Schering-Plough Corp.	10,900	273,808

		1,351,150

Medical-Generic Drugs — 0.6%
Mylan, Inc.†	11,500	150,075

Medical-HMO — 0.6%
UnitedHealth Group, Inc.	6,300	157,374

Medical-Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	12,300	218,202

Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	2,500	125,275

Multimedia — 0.6%
The McGraw-Hill Cos., Inc.	5,200	156,572

Networking Products — 3.2%
Cisco Systems, Inc.†	33,200	618,848
Juniper Networks, Inc.†	6,400	151,040

		769,888

Oil Companies-Integrated — 2.0%
Exxon Mobil Corp.	7,000	489,370

Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	5,600	158,480

Oil-Field Services — 0.9%
Schlumberger, Ltd.	3,900	211,029

Pharmacy Services — 0.9%
Express Scripts, Inc.†	3,100	213,125

Retail-Apparel/Shoe — 1.3%
Aeropostale, Inc.†	3,700	126,799
The Gap, Inc.	11,700	191,880

		318,679

Retail-Consumer Electronics — 0.7%
Best Buy Co., Inc.	5,100	170,799

Retail-Discount — 1.4%
Target Corp.	4,800	189,456
Wal-Mart Stores, Inc.	3,300	159,852

		349,308

Retail-Drug Store — 1.1%
CVS Caremark Corp.	8,200	261,334

Retail-Major Department Stores — 0.9%
TJX Cos., Inc.	6,900	217,074

Retail-Regional Department Stores — 0.7%
Kohl’s Corp.†	3,700	158,175

Retail-Restaurants — 2.5%
Chipotle Mexican Grill, Inc., Class A†	1,800	144,000
McDonald’s Corp.	4,200	241,458
Yum! Brands, Inc.	6,300	210,042

		595,500

Semiconductor Equipment — 0.6%
Tessera Technologies, Inc.†	5,800	146,682

Theaters — 0.6%
National CineMedia, Inc.	10,000	137,600

Tobacco — 3.1%
Altria Group, Inc.	12,500	204,875
Philip Morris International, Inc.	12,700	553,974

		758,849

Travel Services — 0.7%
Ambassadors Group, Inc.	12,900	177,633

Web Portals/ISP — 2.3%
Google, Inc., Class A†	1,300	548,067

Wireless Equipment — 1.7%
QUALCOMM, Inc.	9,000	406,800

Total Long-Term Investment Securities (cost $22,815,526)		23,931,514

REPURCHASE AGREEMENT — 1.1%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $269,000)	$269,000	269,000

TOTAL INVESTMENTS (cost $23,084,526) (2)	100.0%	24,200,514
Liabilities in excess of other assets	0.0	(11,801)

NET ASSETS	100.0%	$24,188,713

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investment on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$2,010,422	$—	$—	$2,010,422
Medical-Drugs	1,351,150	—	—	1,351,150
Other Industries*	20,569,942	—	—	20,569,942
Repurchase Agreement	—	269,000	—	269,000

Total	$23,931,514	$269,000	$—	$24,200,514

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets.

See Notes to Portfolio of Investments

SunAmerica International Small-Cap Fund

PORTFOLIO OF INVESTMENTS—June 30, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 81.5%
Australia — 2.5%
ABB Grain, Ltd.(1)	13,377	$99,871
Ansell, Ltd.(1)	21,058	148,324
Asciano Group(1)	175,640	187,134
Bendigo & Adelaide Bank LLC(1)	18,369	102,738
CSR, Ltd.(1)	348,579	474,678
Domino’s Pizza Enterprises, Ltd.(1)	39,999	102,846
Felix Resources, Ltd.(1)	11,316	128,866
MacArthur Coal, Ltd.(1)	35,444	186,699
Reject Shop, Ltd.(1)	9,125	86,072

		1,517,228

Austria — 1.7%
Andritz AG(1)	12,397	521,746
bwin Interactive Entertainment AG†(1)	8,742	382,024
Rosenbauer International AG(1)	3,197	130,093

		1,033,863

Bermuda — 1.4%
China Yurun Food Group, Ltd.(1)	95,000	143,037
Huabao International Holdings, Ltd.(1)	145,000	140,135
Lancashire Holdings, Ltd.(1)	63,684	489,512
Pacific Basin Shipping, Ltd.(1)	139,000	87,686
Peace Mark Holdings, Ltd.(2)	8,000	0

		860,370

Cayman Islands — 3.2%
AAC Acoustic Technologies Holdings, Inc.†(1)	272,000	215,863
Agile Property Holdings, Ltd.(1)	230,000	328,997
China Dongxiang Group Co.(1)	235,000	157,252
China High Speed Transmission Equipment Group Co., Ltd.(1)	123,000	245,728
China Mengniu Dairy Co., Ltd.(1)	81,000	187,270
China State Construction International Holdings, Ltd.(1)	442,000	152,052
Li Ning Co., Ltd.(1)	79,000	233,983
Shui On Land, Ltd.(1)	253,000	172,366
Xinyi Glass Holding Co., Ltd.(1)	264,000	227,123

		1,920,634

China — 1.9%
AsiaInfo Holdings, Inc.†	18,500	318,385
Beijing Jingkelong Supermarket Chain Group Co., Ltd.(1)	269,000	138,702
China National Materials Co., Ltd.(1)	294,000	241,264
Weichai Power Co., Ltd.(1)	46,000	155,010
Zhuzhou CSR Times Electric Co., Ltd.(1)	208,000	292,698

		1,146,059

Denmark — 1.3%
SimCorp A/S(1)	3,154	490,034
Sydbank A/S(1)	11,249	259,319

		749,353

Finland — 0.8%
Nokian Renkaat Oyj(1)	12,951	244,188
Talvivaara Mining Co., PLC†(1)	41,297	231,803

		475,991

France — 3.0%
Guerbet SA(1)	828	129,567
Meetic†(1)	18,981	496,579
Nexity(1)	17,879	534,266
Rubis SA(1)	5,068	377,411
Silicon-On-Insulator Technologies†(1)	33,813	264,588

		1,802,411

Germany — 4.1%
Centrotherm Photovoltaics AG †(1)	10,350	448,450
CTS Eventim AG(1)	6,333	256,528
ElringKlinger AG(1)	29,943	499,445
Freenet AG†(1)	26,931	270,757
Premiere AG†(1)	74,418	300,929
Rheinmetall AG(1)	16,572	717,318

		2,493,427

Greece — 0.4%
Athens Stock Exchange SA(1)	20,925	233,359

Hong Kong — 1.9%
China Everbright International, Ltd.(1)	926,000	263,943
Dah Sing Banking Group, Ltd.(1)	118,400	118,163
Denway Motors, Ltd.(1)	864,000	342,733
Shanghai Industrial Holdings, Ltd.(1)	35,000	141,146
Techtronic Industries Co., Ltd.(1)	362,500	249,417

		1,115,402

Indonesia — 0.6%
PT Indofood Sukses Makmur Tbk(1)	1,202,500	220,327
PT United Tractors Tbk(1)	144,666	140,310

		360,637

Ireland — 2.1%
DCC PLC(1)	33,485	691,496
Irish Life & Permanent PLC(1)	115,083	591,493

		1,282,989

Italy — 5.1%
Amplifon SpA(1)	142,078	496,454
Ansaldo STS SpA(1)	28,557	526,712
Azimut Holding SpA(1)	81,108	768,948
Davide Campari - Milano SpA(1)	63,758	511,652
DiaSorin SpA(1)	30,500	759,147

		3,062,913

Japan — 21.9%
Ain Pharmaciez, Inc.(1)	14,200	294,420
Asahi Intecc Co., Ltd.(1)	5,500	59,782
Axell Corp.(2)	145	519,479
Benefit One, Inc.(1)	170	145,817
Chugoku Marine Paints, Ltd.(1)	41,000	282,300
CMIC Co., Ltd.(1)	230	51,191
Credit Saison Co., Ltd.(1)	16,000	202,034
Dai-ichi Seiko Co., Ltd.(1)	12,100	321,345
Daihatsu Diesel Manufacturing Co., Ltd.(1)	10,000	65,406
Daiseki Co., Ltd.(1)	9,600	210,779
Dena Co., Ltd.(1)	56	187,180
Disco Corp.(1)	5,800	245,072
Don Quijote Co., Ltd.(1)	5,600	107,215
en-japan, Inc.(1)	220	298,726
Enplas Corp.(1)	4,100	59,626
EPS Co., Ltd.(1)	72	275,311
Foster Electric Co., Ltd.(1)	22,900	260,054
FP Corp.(1)	12,100	531,792
Funai Electric Co., Ltd.(1)	6,900	282,475
GCA Savvian Group Corp.(1)	24	29,896
HIRANO TECSEED Co., Ltd.(1)	6,000	69,317
H.I.S Co., Ltd.(1)	9,700	213,046
Hisamitsu Pharmaceutical Co., Inc.(1)	3,000	93,188
Intage, Inc.(1)	12,900	198,083
Iriso Electronics Co., Ltd.(1)	19,000	210,461
Kakaku.com, Inc.(1)	66	250,122
Koito Manufacturing Co., Ltd.(1)	30,000	360,647
Kokusai Co., Ltd.(1)	31,900	299,124
MACROMILL, Inc.(1)	133	147,795
Mani, Inc.(1)	5,400	344,839
Mars Engineering Corp.(1)	11,700	335,710
Message Co., Ltd.(1)	153	253,714
Modec, Inc.(1)	5,400	94,738
Moshi Moshi Hotline, Inc.(1)	16,700	346,628
Nichi-iko Pharmaceutical Co., Ltd.(1)	10,100	315,191
Nichii Gakkan Co.(1)	6,100	60,551
Nihon M&A Center, Inc.(1)	20	69,794
Nishimatsuya Chain Co., Ltd.(1)	56,500	496,197
Nomura Real Estate Holdings, Inc.(1)	10,900	187,358
Oenon Holdings, Inc.(1)	103,000	234,045
OPTEX Co., Ltd.(1)	13,700	134,620
Osaka Securities Exchange Co., Ltd.(1)	60	285,907
Otsuka Corp.(1)	7,600	404,365
OUTSOURCING, Inc.(1)	279	118,311
Proto Corp.†(1)	12,300	350,330
Roland DG Corp.(1)	18,300	246,604
Shima Seiki Manufacturing, Ltd.(1)	1,600	37,050
Shimano, Inc.(1)	1,500	57,242
Sintokogio, Ltd.(1)	16,400	115,598
Software Service, Inc.(1)	10,600	127,744
Sysmex Corp.(1)	5,000	181,201
Taiko Pharmaceutical Co., Ltd.(1)	2,400	116,062
The Hiroshima Bank, Ltd.(1)	25,000	103,898
Toho Pharmaceutical Co., Ltd.(1)	21,100	222,163
Token Corp.(1)	9,830	317,274
TOKYU LIVABLE, Inc.(1)	7,900	74,765
Toridoll.corp.(1)	165	281,092
Union Tool Co.(1)	5,600	146,133
Village Vanguard Co., Ltd.(1)	91	241,346
VSN, Inc.(1)	11,700	80,032
Works Applications Co., Ltd.(1)	378	228,552
Yamaguchi Financial Group, Inc.(1)	14,000	184,473
Zappallas, Inc.(1)	57	116,758

		13,181,968

Malaysia — 0.6%
Berjaya Sports Toto Bhd(1)	132,800	190,596
IJM Corp. Bhd(1)	85,800	141,203

		331,799

Mauritius — 0.1%
Golden Agri-Resources, Ltd.(1)	267,240	69,913

Netherlands — 0.8%
BinckBank N.V.(1)	39,082	495,563

New Zealand — 0.3%
Nufarm, Ltd.(1)	25,519	187,779

Norway — 0.8%
Opera Software ASA(1)	77,476	398,246
TGS Nopec Geophysical Co. ASA†(1)	10,958	108,214

		506,460

Singapore — 1.3%
CapitaCommercial Trust(1)	355,000	199,577
Epure International, Ltd.(1)	423,000	130,465
Hyflux, Ltd.(1)	60,000	90,651
Venture Corp., Ltd.(1)	36,000	172,776
Yanlord Land Group(1)	135,000	211,699

		805,168

South Korea — 4.0%
Cheil Industries, Inc.(1)	5,330	191,402
CJ Internet Corp.(1)	5,940	65,205
Digitech Systems Co., Ltd.†(1)	4,627	83,744
Glovis Co., Ltd.(1)	3,558	235,843
Hansol Paper Co., Ltd.†(1)	13,670	94,418
Hite Brewery Co., Ltd.(1)	1,228	151,047
Hyundai DSF Co., Ltd.(1)	5,560	37,518
Hyundai Mobis(1)	3,534	308,111
Korean Reinsurance Co.(1)	23,580	217,833
LG Dacom Corp.(1)	5,380	74,307
LG Household & Health Care, Ltd.(1)	1,813	307,112
SODIFF Advanced Materials Co., Ltd.(1)	4,201	277,406
Taewoong Co., Ltd.(1)	4,115	289,358
Taeyoung Engineering & Construction(1)	13,800	78,592

		2,411,896

Spain — 1.5%
Bolsas y Mercados Espanoles(1)	16,875	500,428
Ebro Puleva SA(1)	27,668	420,130

		920,558

Sweden — 3.7%
Betsson AB(1)	22,698	257,133
Hexagon AB(1)	51,904	469,578
Loomis AB, Series B(1)	49,537	493,679
Mekonomen AB(1)	16,860	252,190
NIBE Industrier AB(1)	26,787	229,539
ORC Software AB(1)	28,533	526,256

		2,228,375

Switzerland — 2.8%
Acino Holding AG(1)	1,323	245,361
Banque Cantonale Vaudoise(1)	693	218,612
Clariant AG(1)	78,736	497,277
Partners Group Holding AG(1)	4,956	481,593
Swissquote Group Holding SA(1)	4,941	237,445

		1,680,288

Taiwan — 1.1%
Chicony Electronics Co., Ltd.(1)	88,000	163,386
Far EasTone Telecommunications Co., Ltd.(1)	70,000	81,900
InnoLux Display Corp.(1)	58,000	70,644
L&K Engineering Co., Ltd.(1)	58,000	45,868
Shin Zu Shing Co., Ltd.(1)	20,000	94,652
Simplo Technology Co., Ltd.(1)	20,000	80,211
Wistron Corp.(1)	82,000	135,331

		671,992

Thailand — 0.6%
TMB Bank PCL†	14,232,400	325,837

United Kingdom — 11.2%
Aegis Group PLC(1)	183,140	277,984
Afren PLC†(1)	370,480	326,722
Aggreko PLC(1)	57,143	487,886
BlueBay Asset Management†(1)	147,060	512,418
Britvic PLC(1)	37,531	172,483
Chloride Group PLC(1)	102,917	256,821
Cookson Group PLC(1)	114,020	491,897
Croda International PLC(1)	57,815	508,991
Dana Petroleum PLC†(1)	22,340	516,347
Game Group PLC(1)	138,214	376,578
John Wood Group PLC(1)	114,729	505,768
McBride PLC(1)	99,479	237,635
Restaurant Group PLC(1)	149,420	352,396
Telecity Group PLC†(1)	103,007	505,126
Tullett Prebon PLC(1)	51,820	252,383
Victrex PLC(1)	54,654	508,294
WH Smith PLC(1)	66,318	457,424

		6,747,153

United States — 0.8%
Autoliv, Inc.	17,456	502,209

Total Common Stock
(cost $42,729,155)		49,121,594

EXCHANGE — TRADED FUNDS — 9.3%
France — 0.8%
Lyxor ETF Eastern Europe(1)	25,041	482,286

Ireland — 2.6%
iShares MSCI Latin America Fund(1)	81,906	1,539,330

Luxembourg — 5.6%
db x-trackers - MSCI Emerging Markets TRN Index ETF	79,800	1,837,794
db x-trackers - MSCI Emerging Latin America TRN Index ETF	36,898	1,570,748

		3,408,542

United States — 0.3%
iShares MSCI Israel Capped Investable Market Index Fund	5,000	205,600

Total Exchange — Traded Funds (cost $5,554,131)		5,635,758

RIGHTS — 0.0%
Mauritius — 0.0%
Golden Agri-Resources, Ltd. expires 07/16/09†(2) (cost $0)	45,430	6,273

Total Long-Term Investment Securities (cost $48,283,286)		54,763,625

SHORT-TERM INVESTMENT SECURITIES — 9.6%
Time Deposit-9.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/09 (cost $5,770,000)	$5,770,000	5,770,000

TOTAL INVESTMENTS (cost $54,053,286) (3)	100.4%	60,533,625
Liabilities in excess of other assets	(0.4)	(230,618)

NET ASSETS	100.0%	$60,303,007

†	Non-income producing security
(1)	Security was fair valued using fair value procedures at June 30, 2009. The aggregate value of these securities was $49,477,300 representing 82.9% of net assets. Securities are classified as Level 2 for FAS 157 disclosure based on the securities valuation inputs. See Note 1 regarding fair value procedures for foreign securities.
(2)	Fair valued security. Securities are classified as Level 3 for FAS 157 disclosures based on the securities valuation inputs. See Note 1.
(3)	See Note 3 for cost of investment on a tax basis.

ETF – Exchange-Traded Fund

Industry Allocation*
Time Deposit	9.6%
Index Fund	9.3
Machinery-General Industrial	3.1
Investment Management/Advisor Services	3.0
Auto/Truck Parts & Equipment-Original	2.8
Finance-Investment Banker/Broker	2.5
Banks-Commercial	2.2
Diversified Manufacturing Operations	1.9
Chemicals-Specialty	1.9
Commercial Services	1.7
Real Estate Operations & Development	1.6
Diversified Operations	1.6
Medical-Drugs	1.4
Internet Infrastructure Software	1.4
Oil Companies-Exploration & Production	1.4
Real Estate Management/Services	1.3
Electronic Components-Semiconductors	1.3
Food-Misc.	1.3
Diagnostic Kits	1.3
Beverages-Wine/Spirits	1.2
Retail-Restaurants	1.2
Retail-Bookstores	1.2
Chemicals-Diversified	1.2
Electronic Components-Misc.	1.1
Gambling (Non-Hotel)	1.1
Auto/Truck Parts & Equipment-Replacement	1.1
Applications Software	1.0
Oil-Field Services	1.0
Internet Content-Entertainment	1.0
Internet Content-Information/News	1.0
Diversified Financial Services	1.0
Electric Products-Misc.	1.0
Electronic Connectors	0.9
Containers-Paper/Plastic	0.9
Transport-Rail	0.9
Finance-Other Services	0.9
Telecom Services	0.8
Power Converter/Supply Equipment	0.8
Retail-Misc./Diversified	0.8
Retail-Apparel/Shoe	0.8
Security Services	0.8
Transactional Software	0.8
Insurance-Property/Casualty	0.8
E-Commerce/Services	0.8
Computers-Periphery Equipment	0.8
Machinery-Construction & Mining	0.8
Semiconductor Equipment	0.7
Medical Products	0.7
Computers-Integrated Systems	0.7
Machinery-Electrical	0.6
Metal Processors & Fabrication	0.6
Retail-Petroleum Products	0.6
Retail-Computer Equipment	0.6
Direct Marketing	0.6
Auto-Cars/Light Trucks	0.6
Casino Services	0.6
Building-Residential/Commercial	0.5
Coal	0.5
Cosmetics & Toiletries	0.5
Cable TV	0.5
Electronic Measurement Instruments	0.5
Medical Labs & Testing Services	0.5
Coatings/Paint	0.5
Advertising Services	0.5
Advanced Materials	0.5
Telephone-Integrated	0.5
Consulting Services	0.4
Audio/Video Products	0.4
Leisure Products	0.4
Medical-Nursing Homes	0.4
Machine Tools & Related Products	0.4
Medical-Generic Drugs	0.4
Rubber-Tires	0.4
Soap & Cleaning Preparation	0.4
Transport-Truck	0.4
Athletic Footwear	0.4
Non-Ferrous Metals	0.4
Building Products-Air & Heating	0.4
Medical-Wholesale Drug Distribution	0.4
Water Treatment Systems	0.4
Insurance-Reinsurance	0.4
Travel Services	0.4
Finance-Credit Card	0.3
Real Estate Investment Trusts	0.3
Retail-Discount	0.3
Lottery Services	0.3
Food-Dairy Products	0.3
Transport-Services	0.3
Medical Instruments	0.3
Agricultural Operations	0.3
Beverages-Non-alcoholic	0.3
Retail-Sporting Goods	0.3
Building & Construction Products-Misc.	0.3
Brewery	0.3
Rubber/Plastic Products	0.2
E-Services/Consulting	0.2
Food-Retail	0.2
Computers	0.2
Auto-Heavy Duty Trucks	0.2
Medical Imaging Systems	0.2
Medical Information Systems	0.2
Paper & Related Products	0.2
Transport-Marine	0.1
Cellular Telecom	0.1
Batteries/Battery Systems	0.1
Human Resources	0.1
Building-Heavy Construction	0.1
Web Portals/ISP	0.1
Machinery-Thermal Process	0.1
Engines-Internal Combustion	0.1
Motion Pictures & Services	0.1
Bicycle Manufacturing	0.1
Building & Construction-Misc.	0.1
Retail-Regional Department Stores	0.1

100.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs		Level 3- Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Italy	$—	$3,062,913	+	$—	$3,062,913
Japan	—	12,662,489	+	519,479	13,181,968
United Kingdom	—	6,747,153	+	—	6,747,153
Other Countries*	1,146,431	24,983,129	+	0	26,129,560
Exchange-Traded Funds
Luxembourg	3,408,542	—		—	3,408,542
Other Countries*	205,600	2,021,616	+	—	2,227,216
Rights	—	6,273		—	6,273
Time Deposit	—	5,770,000		—	5,770,000

Total	$4,760,573	$55,253,573		$519,479	$60,533,625

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets.
+	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these investment securities were classified as Level 2 instead of Level 1. (See Note 1)

Common Stock
Balance as of 9/30/2008	$11,586
Accrued discounts/premiums	—
Realized gain (loss)	(55,486)
Change in unrealized appreciation (depreciation)	171,527
Net purchases (sales)	201,732
Transfers in and/or out of Level 3	190,120

Balance as of 6/30/2009	$519,479

See Notes to Portfolio of Investments

Note 1. Security Valuation

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of June 30, 2009 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of June 30, 2009, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Blue Chip Growth	0.17%	$369,000
Growth Opportunities	2.60	5,603,000
New Century	0.56	1,199,000
Growth and Income	0.68	1,463,000
Balanced Assets	0.15	332,000
Value	0.27	581,000
Disciplined Growth	0.12	269,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2009, bearing interest at a rate of 0.00% per annum, with a principal amount of $215,317,000, a repurchase price of $215,317,000, and a maturity date of July 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
United States Treasury Bills	0.13%	08/13/09	$219,670,000	$219,626,066

Note 3. Federal Income Taxes

As of June 30, 2009, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Blue Chip Growth Fund	Growth Opportunities Fund	New Century Fund	Growth and Income Fund	Balanced Assets Fund
Cost (tax basis)	$41,745,291	$27,132,820	$32,495,614	$51,687,528	$89,558,747

Appreciation	1,946,425	1,780,321	3,527,563	2,688,109	2,951,173
Depreciation	(5,935,245)	(1,667,210)	(2,248,882)	(6,572,805)	(9,545,235)

Net unrealized appreciation (depreciation)	$(3,988,820)	$113,111	$1,278,681	$(3,884,696)	$(6,594,062)

	International Equity Fund	Value Fund	Disciplined Growth Fund	International Small-Cap Fund
Cost (tax basis)	$131,472,121	$99,642,879	$24,813,458	$54,159,554

Appreciation	16,208,831	3,523,841	1,653,693	7,561,289
Depreciation	(3,239,899)	(15,508,667)	(2,266,637)	(1,187,218)

Net unrealized appreciation (depreciation)	$12,968,932	$(11,984,826)	$(612,944)	$6,374,071

Note 4. Derivative Instruments-New Accounting Pronouncements:

In March 2009, FASB issued FASB Statement No. 161 (“FAS161”), “Disclosures about Derivative Instruments and Hedging Activities.” The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effects on an entity’s financial reporting. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. All required changes to accounting policies have been made in accordance with the new rule.

On September 12, 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN-45 “Disclosures about Credit Derivatives and Certain Guarantees: an Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the “Position”). The Position amends FASB Statement No. 133 (“FAS 133”), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 (“FIN 45”), Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative (as of the date of the statement of financial position)” and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosure about the current status of the payment/performance risk of a guarantee. All required changes to accounting policies have been made in accordance with the Position.

The disclosure below includes additional information as a result of implementing FAS 161 and FAS 133:

Structured Securities: The Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or with the objective of enhancing total return. As of June 30, 2009, the Balanced Assets Fund had one open structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risk of investing in a particular structured security will depend upon the terms of the instrument, however, structured securities generally will expose the Fund to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Swap Contracts: The Funds may enter into certain types of swap contracts. Generally, a swap contract is a privately negotiated agreement between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. The seller of protection on credit default swaps, will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. The seller would effectively add leverage to its investment because, it would be subject to investment exposure on the notional amount of the swap.

If a credit event occurs, as defined under the terms of that particular swap agreement, a seller of protection will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

A buyer of protection on credit default swaps will make periodic payments, similar to an insurance premium, the seller of protection and the seller agrees to compensate the buyer for future potential losses as a result of a credit event on the reference bond or other asset. The buyer effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection.

If a credit event occurs, as defined under the terms of that particular swap agreement, a buyer of protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). An investor may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the investor owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation.

These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. An investor may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. An investor may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

The maximum potential amount of future payments (undiscounted) that a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into for the same referenced entity or entities.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	August 28, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	August 28, 2009